January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Long Credit Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41(a)	$439	$ 331,818
5.40%, 10/01/48	500	457,105
		788,923
Aerospace & Defense — 2.6%
Boeing Co.
6.63%, 02/15/38	200	222,600
3.55%, 03/01/38	650	547,692
3.50%, 03/01/39	350	286,817
6.88%, 03/15/39	450	506,809
5.88%, 02/15/40	500	515,484
5.71%, 05/01/40	2,459	2,513,953
3.38%, 06/15/46	463	327,998
3.65%, 03/01/47	250	182,601
3.63%, 03/01/48	620	443,945
3.85%, 11/01/48	324	240,346
3.90%, 05/01/49	770	575,512
3.75%, 02/01/50	1,097	802,142
5.81%, 05/01/50	5,513	5,439,426
6.86%, 05/01/54	2,150	2,422,968
3.83%, 03/01/59	300	208,637
3.95%, 08/01/59	1,225	867,741
5.93%, 05/01/60	2,948	2,901,868
7.01%, 05/01/64	1,510	1,723,730
Embraer Netherlands Finance BV, 5.40%, 01/09/38	400	395,054
General Dynamics Corp.
4.25%, 04/01/40	804	732,931
2.85%, 06/01/41	497	374,483
3.60%, 11/15/42	500	404,921
4.25%, 04/01/50	588	495,076
General Electric Co.
5.88%, 01/14/38	900	971,777
6.88%, 01/10/39	650	762,649
4.50%, 03/11/44	600	540,435
4.35%, 05/01/50(a)	450	385,206
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	500	539,896
L3Harris Technologies, Inc.
6.15%, 12/15/40(a)	270	293,388
5.05%, 04/27/45	458	439,401
5.60%, 07/31/53(a)	515	512,468
5.50%, 08/15/54(a)	680	666,831
Lockheed Martin Corp.
4.50%, 05/15/36	351	344,589
5.72%, 06/01/40(a)	300	324,111
4.07%, 12/15/42	1,261	1,080,759
3.80%, 03/01/45	1,268	1,019,843
4.70%, 05/15/46	1,370	1,240,355
2.80%, 06/15/50	675	430,570
4.09%, 09/15/52	1,563	1,242,601
4.15%, 06/15/53	560	448,708
5.70%, 11/15/54	1,125	1,139,892
5.20%, 02/15/55(a)	1,260	1,189,142
4.30%, 06/15/62	610	482,749
5.90%, 11/15/63	875	906,753
5.20%, 02/15/64	580	536,915
Series B, 6.15%, 09/01/36	475	527,342
Northrop Grumman Corp.
5.15%, 05/01/40(a)	500	499,010
5.05%, 11/15/40(a)	300	297,293
4.75%, 06/01/43	1,324	1,225,917
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
3.85%, 04/15/45	$625	$ 499,686
4.03%, 10/15/47	2,475	1,999,008
5.25%, 05/01/50	979	932,390
4.95%, 03/15/53	1,270	1,152,892
5.20%, 06/01/54(a)	1,300	1,224,034
RTX Corp.
6.05%, 06/01/36(a)	300	326,872
6.13%, 07/15/38	550	602,059
4.45%, 11/16/38	1,013	951,424
5.70%, 04/15/40(a)	400	418,849
4.88%, 10/15/40	563	542,820
4.70%, 12/15/41	426	394,794
4.50%, 06/01/42	4,274	3,867,335
4.80%, 12/15/43	350	323,115
4.15%, 05/15/45	813	680,813
3.75%, 11/01/46	1,120	871,701
4.35%, 04/15/47	629	533,492
4.05%, 05/04/47	738	598,201
4.63%, 11/16/48	1,936	1,693,126
3.13%, 07/01/50	1,153	777,713
2.82%, 09/01/51	763	478,613
3.03%, 03/15/52	1,300	848,130
5.38%, 02/27/53	1,190	1,143,693
6.40%, 03/15/54	1,555	1,713,692
		63,755,786
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46	163	132,884
5.40%, 03/15/49(a)	350	323,973
3.10%, 12/01/51	1,628	1,049,789
4.15%, 05/01/52	1,063	817,975
5.75%, 09/13/54(a)	500	483,303
BorgWarner, Inc., 4.38%, 03/15/45	600	501,153
Lear Corp.
5.25%, 05/15/49(a)	663	604,712
3.55%, 01/15/52	576	392,763
		4,306,552
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	475	452,430
2.60%, 09/01/50	513	311,231
5.45%, 02/20/54(a)	960	942,785
Ford Motor Co.
4.75%, 01/15/43	1,950	1,562,971
7.40%, 11/01/46(a)	375	405,157
5.29%, 12/08/46(a)	1,200	1,016,029
General Motors Co.
6.60%, 04/01/36	1,163	1,267,274
5.15%, 04/01/38	1,013	976,458
6.25%, 10/02/43	1,263	1,288,082
5.20%, 04/01/45(a)	1,654	1,491,124
6.75%, 04/01/46	617	661,746
5.40%, 04/01/48(a)	807	731,973
5.95%, 04/01/49(a)	663	645,997
		11,753,257
Banks — 7.6%
Bank of America Corp.
6.11%, 01/29/37	1,800	1,928,680
7.75%, 05/14/38	1,150	1,401,159
5.88%, 02/07/42	1,261	1,339,091

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
5.00%, 01/21/44	$1,736	$ 1,666,254
4.88%, 04/01/44	429	405,828
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	2,005	1,308,550
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,939	3,081,278
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,225	775,237
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,489	4,019,563
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	1,296	1,030,680
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,729	1,529,904
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,559	2,150,013
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,293	2,128,288
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,328	2,012,157
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	4,885	3,904,132
Series L, 4.75%, 04/21/45(a)	326	294,937
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	716	512,829
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,290,362
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,426,378
4.95%, 01/10/47(a)	1,278	1,179,292
(1-day SOFR + 1.83%), 5.86%, 08/11/46(b)	1,120	1,147,554
(1-day SOFR + 2.42%), 6.04%, 03/12/55(a)(b)	900	950,959
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	728	558,042
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	766,483
Citigroup, Inc.
6.13%, 08/25/36	500	529,255
8.13%, 07/15/39	875	1,111,819
5.88%, 01/30/42	1,123	1,177,294
6.68%, 09/13/43	738	818,560
5.30%, 05/06/44	763	737,833
4.65%, 07/30/45	1,670	1,501,503
4.75%, 05/18/46	2,118	1,857,719
4.65%, 07/23/48	2,468	2,171,210
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,108	815,867
(1-day SOFR + 1.75%), 5.61%, 03/04/56(b)	2,200	2,183,462
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,440	1,432,594
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	800	704,146
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	1,054	886,023
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,306,179
5.25%, 08/04/45	1,197	1,129,856
Series BKNT, 5.25%, 05/24/41	1,349	1,345,478
Fifth Third Bancorp, 8.25%, 03/01/38	475	584,029
Goldman Sachs Group, Inc.
6.45%, 05/01/36	650	708,476
6.75%, 10/01/37	5,174	5,740,179
6.25%, 02/01/41	2,354	2,559,803
4.80%, 07/08/44	1,461	1,344,042
5.15%, 05/22/45	1,843	1,725,481
4.75%, 10/21/45	2,125	1,916,246
(1-day SOFR + 1.32%), 5.54%, 01/21/47(b)	4,175	4,110,855
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	2,134	1,558,360
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,743,238
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	2,500	2,482,104
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	$2,154	$ 1,675,362
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	2,220	2,234,656
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,559	2,284,915
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,404	1,294,299
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	511	592,789
HSBC Holdings PLC
6.50%, 05/02/36	1,928	2,097,797
6.50%, 09/15/37	2,265	2,468,919
6.80%, 06/01/38	850	953,903
6.10%, 01/14/42(a)	1,029	1,106,530
5.25%, 03/14/44(a)	2,118	2,060,167
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	2,215	2,417,321
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,871,302
5.50%, 10/15/40	859	890,797
5.60%, 07/15/41	604	624,469
5.40%, 01/06/42	429	433,763
5.63%, 08/16/43	1,413	1,440,076
4.85%, 02/01/44	1,026	968,277
4.95%, 06/01/45	1,636	1,529,204
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	1,390	1,399,676
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	3,541	2,497,940
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,909	1,972,350
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(b)	2,608	2,010,747
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	2,050	1,627,235
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,993	1,430,489
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	2,800	2,501,453
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,473	2,793,292
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,763	1,437,969
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	1,904	1,614,865
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,461	1,138,085
Lloyds Banking Group PLC
5.30%, 12/01/45	821	780,415
4.34%, 01/09/48	1,351	1,124,059
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,000	745,596
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	588	552,466
4.15%, 03/07/39(a)	550	507,027
3.75%, 07/18/39	1,432	1,241,350
Morgan Stanley
3.97%, 07/22/38(b)	2,479	2,226,022
6.38%, 07/24/42	299	330,830
4.30%, 01/27/45	2,354	2,032,096
4.38%, 01/22/47	2,750	2,368,687
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,964	1,878,315
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	2,550	1,978,721
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	2,425	2,390,179
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,404	1,397,138
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,089	1,958,026
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	483,715
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp., 7.38%, 12/10/37	$100	$ 114,103
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	349,668
2.93%, 09/17/41	1,055	773,032
3.05%, 01/14/42	850	648,140
6.18%, 07/13/43(a)	825	892,755
5.84%, 07/09/44	800	819,698
(1-day SOFR + 1.36%), 5.57%, 01/15/47(b)	790	788,946
(1-day SOFR + 1.78%), 5.80%, 07/08/46(b)	850	859,469
UBS AG, 4.50%, 06/26/48	925	807,085
UBS Group AG, 4.88%, 05/15/45	1,757	1,621,397
Wells Fargo & Co.
5.38%, 11/02/43	1,095	1,061,652
5.61%, 01/15/44	2,617	2,589,767
4.65%, 11/04/44	1,300	1,137,409
3.90%, 05/01/45	2,328	1,883,472
4.90%, 11/17/45	1,418	1,277,146
4.40%, 06/14/46	2,106	1,760,785
4.75%, 12/07/46	2,300	2,017,922
(1-day SOFR + 1.23%), 5.43%, 01/23/47(b)	2,900	2,842,498
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,606	3,088,434
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	4,009	3,092,746
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	4,858	4,437,474
Wells Fargo Bank NA
5.95%, 08/26/36	325	344,965
Series BKNT, 5.85%, 02/01/37	1,350	1,421,163
Series BKNT, 6.60%, 01/15/38	900	1,003,254
Westpac Banking Corp.
4.42%, 07/24/39	1,079	994,647
2.96%, 11/16/40	1,025	779,667
3.13%, 11/18/41(a)	901	680,264
		189,440,108
Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,324,647
4.90%, 02/01/46	7,763	7,160,449
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	590,965
4.63%, 02/01/44	413	373,144
4.90%, 02/01/46	1,538	1,419,396
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	679	642,075
8.20%, 01/15/39	753	964,474
5.45%, 01/23/39	1,829	1,884,260
4.95%, 01/15/42	1,688	1,614,003
4.60%, 04/15/48	650	574,040
4.44%, 10/06/48	3,048	2,620,022
5.55%, 01/23/49	4,089	4,071,482
4.50%, 06/01/50	600	542,207
4.75%, 04/15/58	1,775	1,547,426
5.80%, 01/23/59	1,229	1,251,790
Brown-Forman Corp.
4.00%, 04/15/38	413	371,516
4.50%, 07/15/45	550	478,150
Coca-Cola Co.
2.50%, 06/01/40	979	726,699
2.88%, 05/05/41	638	488,635
4.20%, 03/25/50	375	313,884
2.60%, 06/01/50	1,104	684,697
3.00%, 03/05/51(a)	1,570	1,049,160
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
2.50%, 03/15/51	$2,013	$ 1,209,823
5.30%, 05/13/54	950	927,010
5.20%, 01/14/55(a)	1,525	1,463,579
2.75%, 06/01/60	1,500	874,853
5.40%, 05/13/64	1,330	1,288,785
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	400	390,920
Constellation Brands, Inc.
4.50%, 05/09/47	525	440,233
4.10%, 02/15/48	363	286,653
5.25%, 11/15/48(a)	400	371,016
3.75%, 05/01/50	513	377,608
Diageo Capital PLC
5.88%, 09/30/36	400	431,051
3.88%, 04/29/43	731	599,255
Diageo Investment Corp., 4.25%, 05/11/42(a)	663	570,492
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	503,331
4.42%, 12/15/46	263	214,385
5.09%, 05/25/48	225	201,076
3.80%, 05/01/50	713	518,377
3.35%, 03/15/51	663	445,189
4.50%, 04/15/52	1,113	901,235
Molson Coors Beverage Co.
5.00%, 05/01/42	900	833,508
4.20%, 07/15/46	1,718	1,387,126
PepsiCo, Inc.
5.50%, 01/15/40	450	469,152
3.50%, 03/19/40	450	379,933
4.88%, 11/01/40	250	244,678
2.63%, 10/21/41	663	482,055
4.00%, 03/05/42	400	342,961
3.60%, 08/13/42	600	486,438
4.25%, 10/22/44	250	216,230
4.45%, 04/14/46	850	752,265
3.45%, 10/06/46	666	504,034
4.00%, 05/02/47	450	367,559
3.38%, 07/29/49	375	271,154
2.88%, 10/15/49(a)	1,063	699,455
3.63%, 03/19/50	1,229	929,743
2.75%, 10/21/51	943	591,609
4.20%, 07/18/52	325	266,198
4.65%, 02/15/53	500	440,568
5.25%, 07/17/54	800	775,924
3.88%, 03/19/60	525	400,584
		57,549,166
Biotechnology — 1.7%
Amgen, Inc.
6.38%, 06/01/37	400	442,650
6.40%, 02/01/39(a)	300	330,321
3.15%, 02/21/40	1,854	1,460,176
5.75%, 03/15/40	350	363,452
2.80%, 08/15/41	1,411	1,029,702
4.95%, 10/01/41	650	610,675
5.15%, 11/15/41	663	639,388
5.65%, 06/15/42	350	352,607
5.60%, 03/02/43	2,375	2,387,962
4.40%, 05/01/45	2,470	2,120,438
4.56%, 06/15/48	1,038	888,168
3.38%, 02/21/50	2,029	1,441,069
4.66%, 06/15/51	2,828	2,422,714
3.00%, 01/15/52	985	637,431

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.20%, 02/22/52	$1,210	$ 959,654
4.88%, 03/01/53	700	615,597
5.65%, 03/02/53	4,025	3,957,517
2.77%, 09/01/53(a)	1,879	1,119,762
4.40%, 02/22/62	1,525	1,195,549
5.75%, 03/02/63	1,620	1,583,185
Baxalta, Inc., 5.25%, 06/23/45	302	288,696
Biogen, Inc.
5.20%, 09/15/45	850	784,512
3.15%, 05/01/50	1,662	1,076,787
3.25%, 02/15/51	461	302,479
6.45%, 05/15/55	450	473,759
Gilead Sciences, Inc.
4.00%, 09/01/36	750	697,287
2.60%, 10/01/40	730	537,150
5.65%, 12/01/41	819	849,292
4.80%, 04/01/44	1,786	1,646,235
4.50%, 02/01/45	1,753	1,550,549
4.75%, 03/01/46	2,018	1,828,246
4.15%, 03/01/47	2,003	1,659,541
2.80%, 10/01/50	1,594	1,008,887
5.55%, 10/15/53	1,050	1,042,046
5.50%, 11/15/54	750	738,754
5.60%, 11/15/64	700	691,757
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	791	483,898
Royalty Pharma PLC
3.30%, 09/02/40	1,054	818,304
3.55%, 09/02/50	975	677,369
3.35%, 09/02/51	488	324,752
5.90%, 09/02/54	400	397,523
5.95%, 09/25/55	450	447,881
		42,883,721
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50(a)	513	443,285
Building Materials — 0.6%
Amrize Finance U.S. LLC, 4.75%, 09/22/46	200	176,832
Carlisle Cos., Inc., 5.55%, 09/15/40(a)	350	354,647
Carrier Global Corp.
3.38%, 04/05/40	1,629	1,310,720
3.58%, 04/05/50(a)	1,142	841,262
6.20%, 03/15/54(a)	586	633,961
CRH America Finance, Inc.
5.00%, 02/09/36	1,375	1,372,791
5.88%, 01/09/55	570	582,752
5.60%, 02/09/56	460	452,105
Eagle Materials, Inc., 5.00%, 03/15/36	400	391,866
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	338	271,491
Johnson Controls International PLC
4.63%, 07/02/44	370	329,398
4.50%, 02/15/47	578	498,065
4.95%, 07/02/64(c)	290	249,843
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	505,819
3.20%, 07/15/51	625	420,663
5.50%, 12/01/54	895	865,954
Masco Corp.
4.50%, 05/15/47(a)	250	211,897
3.13%, 02/15/51	322	211,723
Owens Corning
7.00%, 12/01/36	500	568,484
4.30%, 07/15/47	650	532,448
Security	Par (000)	Value
Building Materials (continued)
Owens Corning (continued)
4.40%, 01/30/48	$329	$ 272,212
5.95%, 06/15/54(a)	585	596,989
Trane Technologies Financing Ltd.
4.65%, 11/01/44	300	270,585
4.50%, 03/21/49	288	248,658
Trane Technologies Holdco, Inc.
5.75%, 06/15/43(a)	400	415,378
4.30%, 02/21/48	163	137,347
Vulcan Materials Co.
4.50%, 06/15/47	638	545,400
4.70%, 03/01/48	500	439,066
5.70%, 12/01/54	575	571,955
		14,280,311
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,300	2,483,279
3.30%, 04/15/40	1,411	1,151,289
5.40%, 09/15/40	463	476,379
5.95%, 04/01/41	938	1,005,314
4.20%, 04/01/43	945	820,663
4.88%, 02/15/44	650	607,670
4.40%, 03/15/45	1,036	901,952
4.25%, 04/01/46	1,629	1,378,041
3.90%, 06/15/47	1,094	870,443
4.50%, 12/06/48	929	802,399
3.13%, 12/15/49	1,396	952,083
3.35%, 04/15/50	1,398	989,912
2.38%, 03/15/51	1,695	974,956
2.75%, 09/15/51	1,038	643,634
3.63%, 04/15/52	1,808	1,325,233
4.95%, 09/15/52(a)	1,055	964,633
5.30%, 06/25/54(a)	1,105	1,060,725
3.50%, 09/15/56	1,700	1,186,473
5.40%, 06/25/64	440	420,952
Lowe’s Cos., Inc.
5.00%, 04/15/40	329	318,478
2.80%, 09/15/41	1,213	874,401
4.65%, 04/15/42	200	182,075
4.38%, 09/15/45	429	359,815
3.70%, 04/15/46	1,650	1,256,133
4.05%, 05/03/47	1,579	1,254,786
4.55%, 04/05/49	550	463,841
5.13%, 04/15/50	500	453,296
3.00%, 10/15/50	1,919	1,229,183
3.50%, 04/01/51	829	580,605
4.25%, 04/01/52	1,658	1,312,957
5.63%, 04/15/53(a)	1,095	1,066,063
5.75%, 07/01/53(a)	455	452,148
4.45%, 04/01/62	1,225	961,351
5.80%, 09/15/62	875	858,963
5.85%, 04/01/63	450	442,493
		31,082,618
Chemicals — 1.3%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	633	476,141
2.80%, 05/15/50(a)	859	550,342
Albemarle Corp.(a)
5.45%, 12/01/44	300	275,446
5.65%, 06/01/52	300	270,383
CF Industries, Inc.
4.95%, 06/01/43	763	687,742
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
CF Industries, Inc. (continued)
5.38%, 03/15/44	$613	$ 579,022
Dow Chemical Co.
5.65%, 03/15/36(a)	575	573,325
9.40%, 05/15/39	629	810,218
5.25%, 11/15/41	826	745,202
4.38%, 11/15/42	863	688,503
4.63%, 10/01/44	250	202,143
5.55%, 11/30/48	829	733,105
4.80%, 05/15/49	629	499,817
3.60%, 11/15/50	1,463	953,644
6.90%, 05/15/53(a)	750	774,982
5.60%, 02/15/54(a)	950	828,613
5.95%, 03/15/55(a)	550	502,945
DuPont de Nemours, Inc.
5.32%, 11/15/38(a)	838	837,215
5.42%, 11/15/48	425	401,614
Eastman Chemical Co.
4.80%, 09/01/42(a)	588	523,058
4.65%, 10/15/44	629	535,255
Ecolab, Inc.
3.95%, 12/01/47	700	569,737
2.13%, 08/15/50	810	451,923
2.70%, 12/15/51	916	567,224
2.75%, 08/18/55	800	483,701
FMC Corp.
4.50%, 10/01/49	607	379,974
6.38%, 05/18/53	270	204,218
International Flavors & Fragrances, Inc.
4.38%, 06/01/47(a)	688	557,225
5.00%, 09/26/48	363	322,484
Linde, Inc.
3.55%, 11/07/42	725	582,567
2.00%, 08/10/50	333	176,548
LYB International Finance BV
5.25%, 07/15/43	600	517,657
4.88%, 03/15/44	1,013	836,571
LYB International Finance III LLC
3.38%, 10/01/40	941	679,627
4.20%, 10/15/49	1,166	829,543
4.20%, 05/01/50	1,063	754,808
3.63%, 04/01/51(a)	853	544,336
3.80%, 10/01/60	555	340,906
LyondellBasell Industries NV, 4.63%, 02/26/55	895	671,681
Mosaic Co.
4.88%, 11/15/41(a)	225	203,856
5.63%, 11/15/43	420	404,494
Nutrien Ltd.
5.88%, 12/01/36	660	692,575
5.63%, 12/01/40	350	351,514
6.13%, 01/15/41	275	288,492
4.90%, 06/01/43	213	193,388
5.25%, 01/15/45	420	394,133
5.00%, 04/01/49	520	467,658
3.95%, 05/13/50	813	620,989
5.80%, 03/27/53(a)	810	810,591
RPM International, Inc.
5.25%, 06/01/45	163	154,745
4.25%, 01/15/48	325	266,900
Sherwin-Williams Co.
4.55%, 08/01/45	500	429,225
4.50%, 06/01/47	1,104	943,343
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (continued)
3.80%, 08/15/49	$577	$ 432,883
3.30%, 05/15/50	400	273,044
2.90%, 03/15/52	725	448,965
Westlake Corp.
2.88%, 08/15/41	495	336,838
5.00%, 08/15/46	820	709,198
4.38%, 11/15/47	465	363,040
3.13%, 08/15/51	520	317,007
6.38%, 11/15/55	550	543,302
3.38%, 08/15/61(a)	470	279,750
		31,845,375
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49	111	84,167
Brown University, Series A, 2.92%, 09/01/50	610	401,522
California Endowment, Series 2021, 2.50%, 04/01/51(a)	300	175,689
California Institute of Technology
4.70%, 11/01/2111	350	280,590
3.65%, 09/01/2119	1,229	777,658
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	252,868
Claremont Mckenna College, 3.78%, 01/01/2122	100	64,838
Duke University
Series 2020, 2.68%, 10/01/44	125	92,161
Series 2020, 2.83%, 10/01/55	1,280	807,355
Emory University, Series 2020, 2.97%, 09/01/50	288	190,098
Ford Foundation, Series 2020, 2.82%, 06/01/70	720	409,860
GATX Corp.
5.20%, 03/15/44(a)	350	330,601
3.10%, 06/01/51	325	206,794
6.05%, 06/05/54	1,020	1,032,575
George Washington University
4.87%, 09/15/45(a)	251	230,664
Series 2014, 4.30%, 09/15/44	163	138,957
Series 2018, 4.13%, 09/15/48	606	493,532
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	102	65,750
Series B, 4.32%, 04/01/49	225	186,334
Global Payments, Inc.
4.15%, 08/15/49	668	497,578
5.95%, 08/15/52(a)	810	775,923
Howard University, Series 22A, 5.21%, 10/01/52	64	54,367
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	181,659
Series A, 2.81%, 01/01/60	150	88,420
Leland Stanford Junior University
3.65%, 05/01/48	695	546,358
2.41%, 06/01/50	600	359,154
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	1,967	1,817,621
3.07%, 04/01/52	130	87,667
5.62%, 06/01/55	600	618,143
5.60%, 07/01/2111	488	482,224
4.68%, 07/01/2114	275	227,814
3.89%, 07/01/2116	300	206,845
Series F, 2.99%, 07/01/50	116	78,365
Series G, 2.29%, 07/01/51	101	57,890
Moody’s Corp.
2.75%, 08/19/41	697	503,552
5.25%, 07/15/44	525	510,539
4.88%, 12/17/48	250	224,889

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Moody’s Corp. (continued)
3.25%, 05/20/50	$339	$ 229,299
3.75%, 02/25/52	466	347,794
3.10%, 11/29/61	534	327,941
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	275	183,936
Northwestern University
4.64%, 12/01/44	200	188,692
Series 2017, 3.66%, 12/01/57	1,000	729,958
PayPal Holdings, Inc.
3.25%, 06/01/50	1,125	760,795
5.05%, 06/01/52(a)	805	726,727
5.50%, 06/01/54	300	288,737
5.25%, 06/01/62	505	461,658
President and Fellows of Harvard College
4.88%, 10/15/40	200	197,898
3.15%, 07/15/46	1,513	1,105,448
2.52%, 10/15/50	333	202,333
3.75%, 11/15/52	300	229,330
3.30%, 07/15/56	579	397,124
Quanta Services, Inc., 3.05%, 10/01/41	551	409,408
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	704	425,347
S&P Global, Inc.
3.25%, 12/01/49	445	311,207
3.70%, 03/01/52	974	733,928
2.30%, 08/15/60(a)	713	361,048
3.90%, 03/01/62	475	352,447
Thomas Jefferson University, 3.85%, 11/01/57(a)	43	30,607
TR Finance LLC
5.85%, 04/15/40	500	516,672
5.65%, 11/23/43	204	204,724
Trustees of Boston College, 3.13%, 07/01/52(a)	413	285,373
Trustees of Princeton University
5.70%, 03/01/39	263	281,239
4.20%, 03/01/52	1,000	829,338
Series 2020, 2.52%, 07/01/50	346	215,252
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	228	144,173
Series 2020, 2.40%, 10/01/50	674	396,679
University of Chicago
4.00%, 10/01/53(a)	100	79,200
Series 20B, 2.76%, 04/01/45	400	315,558
Series C, 2.55%, 04/01/50(a)	164	106,989
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	399,763
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	310,035
Series 2017, 3.39%, 02/15/48	278	209,065
University of Southern California
3.03%, 10/01/39	780	646,448
2.81%, 10/01/50	63	40,084
4.98%, 10/01/53(a)	365	337,973
5.25%, 10/01/2111	175	161,743
Series 2017, 3.84%, 10/01/47	1,000	800,062
Series 21A, 2.95%, 10/01/51(a)	983	640,009
Series A, 3.23%, 10/01/2120	61	34,998
Verisk Analytics, Inc.
5.50%, 06/15/45	225	218,228
3.63%, 05/15/50	497	357,751
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Washington University
4.35%, 04/15/2122	$129	$ 97,339
Series 2022, 3.52%, 04/15/54(a)	1,450	1,054,462
William Marsh Rice University(a)
3.57%, 05/15/45	375	298,063
3.77%, 05/15/55	265	201,623
Yale University, Series 2020, 2.40%, 04/15/50	113	67,513
		31,793,039
Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	425	413,041
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	1,125	964,884
Mastercard, Inc.
3.80%, 11/21/46	750	598,943
3.95%, 02/26/48	525	421,966
3.65%, 06/01/49	838	634,348
3.85%, 03/26/50	1,394	1,086,076
2.95%, 03/15/51(a)	604	395,421
Visa, Inc.
2.70%, 04/15/40	729	558,791
4.30%, 12/14/45	3,100	2,691,766
3.65%, 09/15/47	951	737,188
2.00%, 08/15/50(a)	1,886	1,020,652
Western Union Co., 6.20%, 11/17/36(a)	358	373,534
		9,483,569
Consumer Staples Distribution & Retail — 0.6%
Dollar General Corp.
4.13%, 04/03/50	454	356,704
5.50%, 11/01/52(a)	600	576,448
Dollar Tree, Inc., 3.38%, 12/01/51	329	221,471
Target Corp.
5.25%, 02/15/36	300	306,981
6.50%, 10/15/37	400	451,146
7.00%, 01/15/38	455	531,923
4.00%, 07/01/42	1,100	928,730
3.63%, 04/15/46	402	306,820
3.90%, 11/15/47	638	503,182
2.95%, 01/15/52(a)	1,025	658,208
4.80%, 01/15/53(a)	1,025	914,025
Walmart, Inc.
6.50%, 08/15/37	1,000	1,155,036
6.20%, 04/15/38(a)	626	703,107
3.95%, 06/28/38	400	371,106
5.63%, 04/01/40	559	595,406
5.00%, 10/25/40	350	355,108
5.63%, 04/15/41	575	608,061
2.50%, 09/22/41	1,004	725,630
4.00%, 04/11/43	175	152,192
4.30%, 04/22/44(a)	300	269,379
3.63%, 12/15/47	250	194,341
4.05%, 06/29/48	2,093	1,741,544
2.95%, 09/24/49	675	459,585
2.65%, 09/22/51	1,392	873,402
4.50%, 09/09/52	800	702,571
4.50%, 04/15/53(a)	1,500	1,322,768
		15,984,874
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	$463	$ 368,163
3.05%, 10/01/51	445	290,840
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	950	957,133
Sonoco Products Co., 5.75%, 11/01/40	575	579,685
		2,195,821
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	886	800,648
3.75%, 05/15/46	350	277,352
4.20%, 05/15/47	375	315,501
		1,393,501
Diversified REITs — 0.6%
American Tower Corp.
3.70%, 10/15/49	700	520,755
3.10%, 06/15/50	1,203	789,887
2.95%, 01/15/51(a)	1,295	823,841
Crown Castle, Inc.
2.90%, 04/01/41	1,609	1,172,138
4.75%, 05/15/47	225	193,871
5.20%, 02/15/49	425	383,307
4.00%, 11/15/49	175	131,258
4.15%, 07/01/50	450	350,118
3.25%, 01/15/51	1,050	693,426
Equinix, Inc.
3.00%, 07/15/50	614	391,204
2.95%, 09/15/51	275	171,742
3.40%, 02/15/52	460	313,235
Federal Realty OP LP, 4.50%, 12/01/44	500	434,614
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	525	520,983
6.25%, 09/15/54(a)	400	396,553
Kimco Realty OP LLC
5.30%, 02/01/36(a)	350	357,446
4.25%, 04/01/45	500	421,897
4.13%, 12/01/46	250	206,130
4.45%, 09/01/47	408	347,594
3.70%, 10/01/49	413	306,481
Prologis LP
4.38%, 09/15/48	196	164,728
3.05%, 03/01/50	300	199,227
3.00%, 04/15/50	700	460,245
2.13%, 10/15/50	500	269,983
5.25%, 06/15/53	985	936,974
5.25%, 03/15/54	875	830,863
Regency Centers LP
4.40%, 02/01/47	388	332,032
4.65%, 03/15/49	225	195,460
VICI Properties LP
5.63%, 05/15/52	629	588,310
6.13%, 04/01/54(a)	720	720,462
Weyerhaeuser Co., 4.00%, 03/09/52(a)	600	460,750
		14,085,514
Diversified Telecommunication Services — 4.1%
AT&T, Inc.
5.25%, 03/01/37	1,150	1,155,643
4.90%, 08/15/37	925	899,236
6.30%, 01/15/38	300	323,518
6.55%, 02/15/39	300	329,670
4.85%, 03/01/39	1,500	1,418,934
5.35%, 09/01/40(a)	550	539,157
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
6.38%, 03/01/41	$100	$ 106,773
3.50%, 06/01/41	2,600	2,042,666
5.55%, 08/15/41	500	492,784
4.30%, 12/15/42	750	634,186
3.10%, 02/01/43	1,050	765,635
4.65%, 06/01/44	405	351,997
4.80%, 06/15/44	200	175,509
4.35%, 06/15/45	250	205,793
5.55%, 11/01/45	1,025	986,575
04/30/46(d)	1,375	1,365,923
4.75%, 05/15/46	2,000	1,725,852
5.15%, 11/15/46	780	709,914
5.65%, 02/15/47(a)	900	901,148
5.45%, 03/01/47	300	282,900
4.50%, 03/09/48	850	698,593
4.55%, 03/09/49	1,050	864,815
5.15%, 02/15/50(a)	500	446,801
3.65%, 06/01/51	3,050	2,136,926
3.30%, 02/01/52	1,450	939,480
3.50%, 09/15/53	7,664	5,113,666
5.70%, 11/01/54	1,700	1,622,775
3.55%, 09/15/55	7,333	4,861,349
04/30/56(d)	1,375	1,363,652
6.05%, 08/15/56	1,215	1,215,887
5.70%, 03/01/57(a)	325	311,942
3.80%, 12/01/57	5,899	4,054,298
3.65%, 09/15/59	5,936	3,912,350
3.85%, 06/01/60	1,250	855,710
3.50%, 02/01/61	850	538,585
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,160	961,050
4.30%, 07/29/49	248	197,269
3.65%, 03/17/51(a)	350	250,881
3.65%, 08/15/52	441	310,054
5.55%, 02/15/54(a)	950	912,644
Cisco Systems, Inc.
5.90%, 02/15/39	1,784	1,918,369
5.50%, 01/15/40(a)	1,727	1,786,507
5.30%, 02/26/54	1,780	1,702,495
5.50%, 02/24/55	755	745,040
5.35%, 02/26/64	1,010	955,609
Corning, Inc.
4.70%, 03/15/37	400	388,199
5.75%, 08/15/40	275	288,121
4.75%, 03/15/42	525	483,941
5.35%, 11/15/48	395	385,514
3.90%, 11/15/49	363	280,914
4.38%, 11/15/57	795	649,315
5.85%, 11/15/68	196	191,295
5.45%, 11/15/79	1,163	1,070,076
Juniper Networks, Inc., 5.95%, 03/15/41(a)	313	314,222
Nokia OYJ, 6.63%, 05/15/39	550	589,455
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,138,360
4.67%, 03/06/38	355	323,158
5.21%, 03/08/47	2,267	2,017,671
4.90%, 03/06/48	882	746,955
5.52%, 03/01/49(a)	1,200	1,102,119
TELUS Corp., 4.60%, 11/16/48	400	340,832
Verizon Communications, Inc.
5.25%, 03/16/37	1,250	1,251,542
5.40%, 07/02/37	1,000	1,008,374

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.81%, 03/15/39	$1,342	$ 1,270,024
2.65%, 11/20/40	3,138	2,233,434
3.40%, 03/22/41	3,486	2,712,910
2.85%, 09/03/41	1,288	924,669
4.75%, 11/01/41	400	362,979
3.85%, 11/01/42	463	370,649
6.55%, 09/15/43	500	548,335
5.75%, 11/30/45	1,825	1,811,176
4.13%, 08/15/46	950	758,443
4.86%, 08/21/46	2,084	1,843,280
5.50%, 03/16/47	500	480,683
4.52%, 09/15/48	1,250	1,044,589
5.01%, 04/15/49(a)	400	357,982
4.00%, 03/22/50	1,279	971,253
2.88%, 11/20/50(a)	2,523	1,557,940
3.55%, 03/22/51(a)	3,849	2,727,778
3.88%, 03/01/52	1,722	1,274,859
5.50%, 02/23/54	360	344,512
5.01%, 08/21/54	1,100	962,399
4.67%, 03/15/55	900	743,231
5.88%, 11/30/55	3,205	3,163,371
2.99%, 10/30/56	4,114	2,434,500
3.00%, 11/20/60(a)	2,525	1,467,092
3.70%, 03/22/61	3,287	2,211,548
6.00%, 11/30/65	1,350	1,334,895
		101,573,154
Electric Utilities — 11.1%
AEP Texas, Inc.
3.80%, 10/01/47	450	332,711
3.45%, 05/15/51	379	256,876
5.25%, 05/15/52	680	622,401
5.85%, 10/15/55	665	653,326
Series G, 4.15%, 05/01/49	300	230,785
Series H, 3.45%, 01/15/50	463	317,613
AEP Transmission Co. LLC
4.00%, 12/01/46	200	160,377
3.75%, 12/01/47	600	458,344
4.25%, 09/15/48	200	164,547
3.80%, 06/15/49	829	628,020
3.15%, 09/15/49	164	110,537
5.40%, 03/15/53	700	676,282
Series M, 3.65%, 04/01/50	413	305,097
Series N, 2.75%, 08/15/51	379	233,057
Series O, 4.50%, 06/15/52	950	800,647
Alabama Power Co.
6.13%, 05/15/38	179	194,386
6.00%, 03/01/39(a)	450	481,922
3.85%, 12/01/42	600	491,708
4.15%, 08/15/44(a)	375	315,272
3.75%, 03/01/45	268	210,598
4.30%, 01/02/46(a)	213	178,956
3.45%, 10/01/49	570	408,251
3.13%, 07/15/51	921	610,924
3.00%, 03/15/52	875	564,230
Series A, 4.30%, 07/15/48	100	82,838
Series B, 3.70%, 12/01/47(a)	277	211,582
Ameren Illinois Co.
4.15%, 03/15/46	463	383,098
3.70%, 12/01/47	675	516,102
4.50%, 03/15/49	475	407,724
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
3.25%, 03/15/50	$147	$ 101,102
2.90%, 06/15/51	175	110,737
5.90%, 12/01/52	400	412,527
5.55%, 07/01/54	700	689,210
5.63%, 03/01/55	1,050	1,047,900
American Electric Power Co., Inc., 3.25%, 03/01/50	529	356,573
Appalachian Power Co.
7.00%, 04/01/38	600	679,489
4.40%, 05/15/44	263	221,198
4.45%, 06/01/45	400	334,890
Series Y, 4.50%, 03/01/49	350	288,640
Series Z, 3.70%, 05/01/50	425	311,133
Arizona Public Service Co.
5.05%, 09/01/41	263	254,189
4.50%, 04/01/42	279	245,328
4.35%, 11/15/45	525	437,709
3.75%, 05/15/46	325	248,909
4.20%, 08/15/48	263	212,476
4.25%, 03/01/49	300	240,750
3.50%, 12/01/49	136	95,696
3.35%, 05/15/50	650	448,295
2.65%, 09/15/50	450	269,549
5.90%, 08/15/55	705	716,873
Avista Corp.
4.35%, 06/01/48	421	347,096
4.00%, 04/01/52	201	151,903
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	428,518
3.50%, 08/15/46	279	207,228
3.75%, 08/15/47	400	304,514
4.25%, 09/15/48(a)	250	204,911
3.20%, 09/15/49	595	404,432
2.90%, 06/15/50	421	268,648
4.55%, 06/01/52	630	529,953
5.40%, 06/01/53	710	681,996
5.65%, 06/01/54	400	396,580
Basin Electric Power Cooperative, 5.85%, 10/15/55(e)	700	690,585
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,388	1,504,403
5.95%, 05/15/37	654	704,079
5.15%, 11/15/43	913	873,906
4.50%, 02/01/45	179	155,543
3.80%, 07/15/48	763	583,718
4.45%, 01/15/49	1,113	927,577
4.25%, 10/15/50	1,079	871,140
2.85%, 05/15/51	1,629	1,010,646
4.60%, 05/01/53	1,129	950,599
Black Hills Corp.
4.20%, 09/15/46	175	139,753
3.88%, 10/15/49	113	84,569
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	526	417,327
4.50%, 04/01/44	481	421,427
3.95%, 03/01/48	413	326,441
5.30%, 04/01/53	260	247,754
Series AC, 4.25%, 02/01/49	600	495,293
Series AD, 2.90%, 07/01/50	150	96,308
Series AF, 3.35%, 04/01/51	663	465,695
Series AH, 3.60%, 03/01/52	450	328,850
Series AJ, 4.85%, 10/01/52	150	133,701
Cleco Corporate Holdings LLC, 4.97%, 05/01/46(a)	300	257,434
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	$180	$ 188,019
CMS Energy Corp., 4.88%, 03/01/44	250	223,510
Commonwealth Edison Co.
5.90%, 03/15/36	900	963,962
6.45%, 01/15/38	100	111,317
3.80%, 10/01/42	320	258,186
4.60%, 08/15/43	175	155,896
3.70%, 03/01/45	213	166,014
4.35%, 11/15/45	800	681,432
3.65%, 06/15/46	620	474,096
4.00%, 03/01/48	429	341,290
4.00%, 03/01/49	529	418,926
3.00%, 03/01/50	263	172,384
5.30%, 02/01/53	365	344,729
5.65%, 06/01/54	495	490,508
5.95%, 06/01/55	530	547,723
Series 123, 3.75%, 08/15/47	400	307,429
Series 127, 3.20%, 11/15/49	605	409,262
Series 130, 3.13%, 03/15/51	879	583,136
Series 131, 2.75%, 09/01/51	513	314,394
Series 133, 3.85%, 03/15/52	659	494,896
Connecticut Light and Power Co.
4.30%, 04/15/44	600	513,756
4.00%, 04/01/48	685	544,824
5.25%, 01/15/53	375	355,737
Series A, 4.15%, 06/01/45	300	248,669
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	415,121
3.95%, 03/01/43	572	469,575
4.45%, 03/15/44	688	598,080
4.50%, 12/01/45	663	571,310
3.85%, 06/15/46	429	336,216
3.20%, 12/01/51	550	364,615
6.15%, 11/15/52	800	839,785
5.90%, 11/15/53	725	738,167
5.70%, 05/15/54	775	771,828
4.63%, 12/01/54	725	612,298
5.75%, 11/15/55	630	629,600
4.50%, 05/15/58	629	512,515
3.70%, 11/15/59	680	474,508
3.60%, 06/15/61	720	491,902
Series 2006-A, 5.85%, 03/15/36	625	663,242
Series 2006-B, 6.20%, 06/15/36	75	81,604
Series 2007-A, 6.30%, 08/15/37	493	545,976
Series 2008-B, 6.75%, 04/01/38	800	916,094
Series 2009-C, 5.50%, 12/01/39	867	886,229
Series 2012-A, 4.20%, 03/15/42	329	280,751
Series 2017, 3.88%, 06/15/47	600	465,885
Series 20B, 3.95%, 04/01/50	1,154	896,339
Series A, 4.13%, 05/15/49	313	248,916
Series C, 4.30%, 12/01/56	213	167,300
Series C, 4.00%, 11/15/57	370	274,743
Series C, 3.00%, 12/01/60	660	386,860
Series E, 4.65%, 12/01/48	463	400,331
Constellation Energy Generation LLC
6.25%, 10/01/39	647	698,413
5.75%, 10/01/41	413	420,322
5.60%, 06/15/42	619	619,818
6.50%, 10/01/53	690	746,558
5.75%, 03/15/54	1,400	1,379,503
5.88%, 01/15/66	495	484,063
Consumers Energy Co.
3.95%, 05/15/43	300	247,129
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
3.25%, 08/15/46	$600	$ 434,648
3.95%, 07/15/47	300	239,886
4.05%, 05/15/48	650	524,616
4.35%, 04/15/49	429	360,530
3.75%, 02/15/50	250	188,497
3.10%, 08/15/50	590	396,405
3.50%, 08/01/51	529	382,519
2.65%, 08/15/52	134	81,511
4.20%, 09/01/52	710	571,914
Dayton Power & Light Co., 3.95%, 06/15/49	300	225,227
Delmarva Power & Light Co., 4.15%, 05/15/45	500	423,145
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	107,833
5.45%, 02/01/41	579	581,958
4.60%, 06/15/43	563	506,205
6.25%, 10/15/53	440	472,255
5.10%, 06/01/65	613	545,270
Dominion Energy, Inc.
7.00%, 06/15/38	163	184,291
4.70%, 12/01/44	329	287,331
Series A, 4.60%, 03/15/49	513	429,300
Series B, 3.30%, 04/15/41	325	246,852
Series B, 4.85%, 08/15/52	800	687,676
Series C, 4.90%, 08/01/41(a)	509	469,368
Series C, 4.05%, 09/15/42	200	162,656
DTE Electric Co.
4.30%, 07/01/44	400	343,459
3.70%, 03/15/45	434	339,799
3.70%, 06/01/46	138	106,390
3.75%, 08/15/47	455	350,400
3.95%, 03/01/49	750	591,975
2.95%, 03/01/50	529	349,620
5.40%, 04/01/53(a)	475	461,661
5.85%, 05/15/55	605	622,387
Series A, 4.00%, 04/01/43	397	330,555
Series A, 4.05%, 05/15/48	463	374,510
Series B, 3.25%, 04/01/51	479	329,280
Series B, 3.65%, 03/01/52	367	270,448
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	443,860
6.00%, 01/15/38	900	968,458
6.05%, 04/15/38	511	553,379
5.30%, 02/15/40	713	718,091
4.25%, 12/15/41	279	245,989
4.00%, 09/30/42	513	431,870
3.75%, 06/01/45	500	393,621
3.88%, 03/15/46	800	632,071
3.70%, 12/01/47	438	333,276
3.95%, 03/15/48	329	259,700
3.20%, 08/15/49	669	458,226
3.45%, 04/15/51	425	300,303
3.55%, 03/15/52	592	425,665
5.35%, 01/15/53	850	815,185
5.40%, 01/15/54	1,232	1,191,919
Duke Energy Corp.
3.30%, 06/15/41	579	444,883
4.80%, 12/15/45	663	586,079
3.75%, 09/01/46	1,393	1,055,668
3.95%, 08/15/47	413	317,734
4.20%, 06/15/49	613	484,097
3.50%, 06/15/51	679	470,142
5.00%, 08/15/52	1,050	923,866

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
6.10%, 09/15/53	$425	$ 438,025
5.80%, 06/15/54	825	814,237
5.70%, 09/15/55	1,150	1,117,887
Duke Energy Florida LLC
6.35%, 09/15/37	500	553,784
6.40%, 06/15/38	1,100	1,222,545
5.65%, 04/01/40	300	309,067
3.85%, 11/15/42	700	574,107
3.40%, 10/01/46	863	629,501
4.20%, 07/15/48	450	365,062
3.00%, 12/15/51	425	274,280
5.95%, 11/15/52	525	543,118
6.20%, 11/15/53	150	160,641
Duke Energy Indiana LLC
6.35%, 08/15/38	275	303,075
6.45%, 04/01/39	200	221,952
3.75%, 05/15/46	463	360,910
2.75%, 04/01/50	500	313,471
5.40%, 04/01/53	500	477,040
5.90%, 05/15/55	260	266,153
Series WWW, 4.90%, 07/15/43	163	152,228
Series YYY, 3.25%, 10/01/49	600	413,527
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	124,454
4.30%, 02/01/49(a)	300	245,882
5.65%, 04/01/53	225	222,233
5.55%, 03/15/54	475	463,666
Duke Energy Progress LLC
6.30%, 04/01/38	300	331,319
4.10%, 05/15/42	722	613,030
4.10%, 03/15/43	863	725,497
4.38%, 03/30/44	326	280,094
4.15%, 12/01/44	313	260,342
4.20%, 08/15/45	363	302,086
3.70%, 10/15/46	288	220,677
3.60%, 09/15/47	829	619,675
2.50%, 08/15/50	413	241,456
2.90%, 08/15/51	576	362,536
4.00%, 04/01/52	300	232,278
5.35%, 03/15/53	500	478,757
5.55%, 03/15/55	775	764,158
Emera U.S. Finance LP, 4.75%, 06/15/46	988	844,340
Entergy Arkansas LLC
4.20%, 04/01/49	425	343,167
2.65%, 06/15/51	975	579,361
3.35%, 06/15/52	338	229,851
5.75%, 06/01/54	200	200,088
5.75%, 01/15/56	475	475,279
Entergy Corp., 3.75%, 06/15/50	714	520,007
Entergy Louisiana LLC
3.10%, 06/15/41	525	400,736
4.95%, 01/15/45	550	507,182
4.20%, 09/01/48	913	737,042
4.20%, 04/01/50	479	381,354
2.90%, 03/15/51	743	465,246
4.75%, 09/15/52	500	433,706
5.70%, 03/15/54	775	770,356
5.80%, 03/15/55	525	527,234
Entergy Mississippi LLC
3.85%, 06/01/49	413	315,518
3.50%, 06/01/51	325	227,401
5.85%, 06/01/54	275	278,349
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Mississippi LLC (continued)
5.80%, 04/15/55	$375	$ 376,893
Entergy Texas, Inc.
4.50%, 03/30/39	425	393,336
3.55%, 09/30/49	405	290,135
5.00%, 09/15/52	300	267,360
5.80%, 09/01/53	75	74,741
5.55%, 09/15/54	125	120,825
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	488,150
4.10%, 04/01/43	400	335,817
4.25%, 12/01/45	311	258,242
3.25%, 09/01/49	113	77,430
3.45%, 04/15/50	513	360,933
5.70%, 03/15/53	320	318,777
Evergy Metro, Inc.
5.30%, 10/01/41	340	336,927
4.20%, 06/15/47	225	183,421
4.20%, 03/15/48	250	203,310
Series 2019, 4.13%, 04/01/49	350	279,827
Eversource Energy, 3.45%, 01/15/50	929	660,239
Exelon Corp.
5.10%, 06/15/45	763	704,659
4.45%, 04/15/46	300	252,259
4.70%, 04/15/50	738	629,769
4.10%, 03/15/52	459	353,360
5.60%, 03/15/53	975	943,349
5.88%, 03/15/55	450	450,857
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	663,052
Series C, 3.40%, 03/01/50	950	660,275
Florida Power & Light Co.
5.65%, 02/01/37	500	533,189
5.95%, 02/01/38(a)	650	703,268
5.96%, 04/01/39	450	484,822
5.69%, 03/01/40	313	328,219
5.25%, 02/01/41	413	411,688
4.13%, 02/01/42	663	575,269
4.05%, 06/01/42	700	596,063
3.80%, 12/15/42	400	327,220
4.05%, 10/01/44	420	349,150
3.70%, 12/01/47	829	635,990
3.95%, 03/01/48	963	766,683
4.13%, 06/01/48	413	335,762
3.99%, 03/01/49	663	526,198
3.15%, 10/01/49	883	605,067
2.88%, 12/04/51	1,450	925,795
5.30%, 04/01/53	795	761,473
5.60%, 06/15/54	845	846,875
5.70%, 03/15/55	965	978,870
5.80%, 03/15/65	575	585,303
5.60%, 02/15/66	950	936,728
Georgia Power Co.
4.30%, 03/15/42	1,229	1,079,208
4.30%, 03/15/43	40	34,717
5.13%, 05/15/52	730	678,947
5.50%, 10/01/55(a)	675	657,475
Series 2010-C, 4.75%, 09/01/40	150	142,365
Series A, 3.25%, 03/15/51	775	530,681
Series B, 3.70%, 01/30/50	829	619,608
Iberdrola International BV, 6.75%, 07/15/36(a)	400	453,905
Idaho Power Co.
5.50%, 03/15/53	320	312,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Idaho Power Co. (continued)
5.80%, 04/01/54	$296	$ 301,042
5.70%, 03/15/55	430	432,481
Series K, 4.20%, 03/01/48	325	266,123
Indiana Michigan Power Co.
6.05%, 03/15/37	513	556,513
4.25%, 08/15/48	413	335,346
3.25%, 05/01/51	400	268,065
5.63%, 04/01/53(a)	455	452,629
Series K, 4.55%, 03/15/46	346	301,717
Series L, 3.75%, 07/01/47	229	174,408
Interstate Power and Light Co.
6.25%, 07/15/39	260	278,294
3.70%, 09/15/46	313	234,362
3.50%, 09/30/49(a)	177	127,128
3.10%, 11/30/51	355	228,547
5.45%, 09/30/54	400	379,404
5.60%, 10/01/55	430	417,183
ITC Holdings Corp., 5.30%, 07/01/43	100	95,588
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	473	461,988
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	494	473,178
Kentucky Utilities Co.
5.13%, 11/01/40	450	440,489
4.38%, 10/01/45	829	702,343
3.30%, 06/01/50	375	259,571
5.85%, 08/15/55	860	873,133
Louisville Gas and Electric Co.
4.25%, 04/01/49	454	373,130
5.85%, 08/15/55	715	724,739
MidAmerican Energy Co.
5.80%, 10/15/36(a)	500	534,491
4.80%, 09/15/43	613	561,130
4.40%, 10/15/44	829	713,473
4.25%, 05/01/46	325	271,445
3.95%, 08/01/47	400	317,360
3.65%, 08/01/48	1,013	760,051
4.25%, 07/15/49	943	773,901
3.15%, 04/15/50	813	548,627
2.70%, 08/01/52	425	260,906
5.85%, 09/15/54	1,100	1,127,593
5.30%, 02/01/55	470	445,702
5.50%, 11/15/56	250	243,971
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	333,604
Series B, 3.10%, 07/30/51	413	272,764
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	227,287
4.30%, 03/15/49	688	575,100
Nevada Power Co.
6.00%, 03/15/54(a)	450	460,447
Series EE, 3.13%, 08/01/50(a)	429	280,812
Series GG, 5.90%, 05/01/53	350	352,567
Series N, 6.65%, 04/01/36	100	111,863
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	754	476,837
5.25%, 02/28/53(a)	1,000	929,621
5.55%, 03/15/54(a)	700	674,575
5.90%, 03/15/55	550	553,283
Northern States Power Co.
6.25%, 06/01/36	200	219,880
6.20%, 07/01/37(a)	400	437,825
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co. (continued)
5.35%, 11/01/39	$350	$ 353,784
3.40%, 08/15/42	505	395,741
3.60%, 09/15/47	953	717,193
2.90%, 03/01/50	391	256,035
2.60%, 06/01/51	936	570,302
3.20%, 04/01/52	295	201,171
4.50%, 06/01/52	626	530,309
5.10%, 05/15/53	650	601,254
5.40%, 03/15/54	720	696,410
5.65%, 06/15/54	400	400,510
5.65%, 05/15/55	380	379,720
NorthWestern Corp., 4.18%, 11/15/44	275	227,758
NSTAR Electric Co.
5.50%, 03/15/40(a)	100	101,046
4.40%, 03/01/44	250	215,739
3.10%, 06/01/51	250	167,315
4.55%, 06/01/52	431	364,641
4.95%, 09/15/52	425	381,358
Oglethorpe Power Corp.
5.95%, 11/01/39	450	470,555
5.38%, 11/01/40	300	295,733
4.50%, 04/01/47	479	400,987
5.05%, 10/01/48	329	293,904
3.75%, 08/01/50	163	117,509
5.25%, 09/01/50	400	362,392
6.20%, 12/01/53	425	437,816
5.80%, 06/01/54(a)	450	440,681
5.90%, 02/01/55	325	322,101
Ohio Edison Co., 6.88%, 07/15/36(a)	350	399,645
Ohio Power Co.
4.15%, 04/01/48	404	324,361
4.00%, 06/01/49	400	308,422
Series R, 2.90%, 10/01/51	609	377,030
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	400	328,852
3.85%, 08/15/47	150	117,936
5.60%, 04/01/53	495	486,945
5.80%, 04/01/55	330	333,137
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	457,370
4.55%, 12/01/41	450	404,681
5.30%, 06/01/42	345	335,371
3.75%, 04/01/45	563	441,645
3.80%, 09/30/47	404	309,698
4.10%, 11/15/48	413	330,849
3.80%, 06/01/49	529	397,986
3.10%, 09/15/49	1,009	669,262
3.70%, 05/15/50	470	345,567
2.70%, 11/15/51	626	371,826
4.60%, 06/01/52	200	168,265
4.95%, 09/15/52	800	711,282
5.35%, 10/01/52	300	282,765
5.55%, 06/15/54	700	680,451
5.80%, 04/01/55(e)	650	652,677
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,814,395
3.30%, 08/01/40	941	714,906
4.20%, 06/01/41	712	589,927
4.45%, 04/15/42	425	353,741
3.75%, 08/15/42	350	265,862
4.60%, 06/15/43	275	230,364
4.75%, 02/15/44	613	520,951

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.30%, 03/15/45	$376	$ 298,742
4.25%, 03/15/46	325	253,543
4.00%, 12/01/46	510	383,522
3.95%, 12/01/47	905	672,380
4.95%, 07/01/50	3,171	2,687,401
3.50%, 08/01/50	2,495	1,685,716
5.25%, 03/01/52	543	473,743
6.75%, 01/15/53	930	990,350
6.70%, 04/01/53	665	704,407
5.90%, 10/01/54	850	816,794
6.15%, 03/01/55	475	471,621
6.10%, 10/15/55	1,100	1,084,602
PacifiCorp
6.35%, 07/15/38(a)	243	255,560
6.00%, 01/15/39	525	534,037
4.10%, 02/01/42(a)	363	291,965
4.13%, 01/15/49	429	321,548
4.15%, 02/15/50	763	571,435
2.90%, 06/15/52(a)	976	575,886
5.35%, 12/01/53	1,150	1,013,503
5.50%, 05/15/54	1,135	1,023,797
5.80%, 01/15/55	1,400	1,318,826
PacifiCorp.
6.10%, 08/01/36(a)	200	209,216
5.75%, 04/01/37	700	711,115
6.25%, 10/15/37(a)	300	315,276
3.30%, 03/15/51	825	529,804
PECO Energy Co.
5.95%, 10/01/36	240	259,228
4.15%, 10/01/44(a)	275	229,791
3.70%, 09/15/47	300	228,127
3.90%, 03/01/48	829	652,075
3.00%, 09/15/49	226	148,850
2.80%, 06/15/50	225	140,986
3.05%, 03/15/51	332	217,239
2.85%, 09/15/51	443	278,326
4.60%, 05/15/52	300	256,347
4.38%, 08/15/52	400	329,367
5.25%, 09/15/54	655	617,542
5.65%, 09/15/55	990	988,742
Potomac Electric Power Co.
6.50%, 11/15/37	450	501,530
4.15%, 03/15/43	613	518,372
5.50%, 03/15/54	300	288,942
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	273,632
4.75%, 07/15/43	363	330,951
4.13%, 06/15/44	300	250,947
4.15%, 10/01/45	300	251,092
3.95%, 06/01/47	100	80,420
4.15%, 06/15/48	500	409,086
3.00%, 10/01/49	110	72,980
5.25%, 05/15/53	700	667,289
5.55%, 08/15/55	700	692,447
Progress Energy, Inc., 6.00%, 12/01/39	800	845,518
Public Service Co. of Colorado
6.50%, 08/01/38(a)	200	221,877
3.60%, 09/15/42	563	441,791
4.30%, 03/15/44	300	253,997
3.80%, 06/15/47	329	251,729
4.10%, 06/15/48	300	238,553
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado (continued)
4.05%, 09/15/49	$329	$ 257,442
5.25%, 04/01/53	950	882,756
5.75%, 05/15/54	650	649,985
5.85%, 05/15/55	1,000	1,009,994
Series 17, 6.25%, 09/01/37	300	324,588
Series 34, 3.20%, 03/01/50	600	407,145
Series 36, 2.70%, 01/15/51	460	278,237
Series 39, 4.50%, 06/01/52	500	415,252
Public Service Co. of New Hampshire
3.60%, 07/01/49	129	95,430
5.15%, 01/15/53	275	254,666
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	430	280,927
Public Service Electric and Gas Co.
5.80%, 05/01/37	388	415,185
5.50%, 03/01/40	100	101,811
3.95%, 05/01/42	460	387,190
3.65%, 09/01/42	400	318,708
3.80%, 01/01/43	435	355,084
3.80%, 03/01/46	636	500,841
3.60%, 12/01/47	300	225,241
4.05%, 05/01/48	375	301,542
3.85%, 05/01/49	413	319,550
3.20%, 08/01/49	400	275,874
3.15%, 01/01/50	429	291,384
2.70%, 05/01/50	350	218,367
2.05%, 08/01/50	400	215,388
3.00%, 03/01/51	429	281,281
5.13%, 03/15/53	415	387,445
5.45%, 08/01/53	300	292,824
5.45%, 03/01/54	400	390,664
5.30%, 08/01/54	550	525,872
Series Q, 5.50%, 03/01/55	265	260,671
Series R, 5.63%, 01/01/56(a)	330	330,264
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	436,471
5.76%, 10/01/39	300	312,683
5.80%, 03/15/40	213	220,209
5.64%, 04/15/41(a)	250	249,561
4.30%, 05/20/45	400	332,269
4.22%, 06/15/48	413	336,065
3.25%, 09/15/49	470	319,601
2.89%, 09/15/51	300	190,253
5.45%, 06/01/53(a)	320	308,362
5.69%, 06/15/54	450	445,019
5.60%, 09/15/55	900	876,058
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	423,551
4.50%, 08/15/40	500	456,209
4.15%, 05/15/48	229	184,079
3.70%, 03/15/52	375	273,442
5.35%, 04/01/53	895	844,236
5.55%, 04/15/54	400	388,282
Series RRR, 3.75%, 06/01/47	450	342,436
Series TTT, 4.10%, 06/15/49	350	276,372
Series UUU, 3.32%, 04/15/50	100	68,567
Series WWW, 2.95%, 08/15/51	800	512,344
Sempra
3.80%, 02/01/38	1,429	1,227,796
6.00%, 10/15/39	659	682,870
4.00%, 02/01/48	979	747,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Sierra Pacific Power Co., 5.90%, 03/15/54	$250	$ 250,858
Southern California Edison Co.
5.63%, 02/01/36	400	405,031
6.05%, 03/15/39	400	411,857
5.50%, 03/15/40	425	414,501
4.50%, 09/01/40	354	308,998
4.05%, 03/15/42	340	272,076
4.65%, 10/01/43	263	224,239
4.00%, 04/01/47	1,779	1,343,099
3.65%, 02/01/50	1,579	1,102,144
3.45%, 02/01/52	805	535,218
5.70%, 03/01/53	465	436,920
5.88%, 12/01/53(a)	670	643,861
5.75%, 04/15/54	450	425,065
5.90%, 03/01/55	365	352,739
6.20%, 09/15/55	675	679,780
Series 2006-E, 5.55%, 01/15/37	125	124,723
Series 2008-A, 5.95%, 02/01/38	513	525,223
Series 2013-A, 3.90%, 03/15/43	482	370,667
Series 20A, 2.95%, 02/01/51	900	550,954
Series B, 4.88%, 03/01/49	563	475,370
Series C, 3.60%, 02/01/45	438	315,174
Series C, 4.13%, 03/01/48	1,479	1,132,629
Series E, 5.45%, 06/01/52	268	242,537
Series H, 3.65%, 06/01/51	629	432,008
Southern Co.
4.25%, 07/01/36	775	724,678
4.40%, 07/01/46	1,920	1,623,486
Southern Power Co.
5.15%, 09/15/41	725	699,863
5.25%, 07/15/43	113	107,784
Series F, 4.95%, 12/15/46	354	314,708
Southwestern Electric Power Co.
6.20%, 03/15/40	250	263,674
3.25%, 11/01/51	979	644,263
Series J, 3.90%, 04/01/45	440	340,401
Series L, 3.85%, 02/01/48	613	459,778
Southwestern Public Service Co.
4.50%, 08/15/41	200	177,077
3.40%, 08/15/46	150	106,451
3.70%, 08/15/47	413	310,342
3.75%, 06/15/49	429	319,343
6.00%, 06/01/54	500	510,838
Series 6, 4.40%, 11/15/48	250	204,591
Series 8, 3.15%, 05/01/50	704	463,326
Tampa Electric Co.
4.10%, 06/15/42	113	95,833
4.35%, 05/15/44	300	256,530
4.30%, 06/15/48	279	229,711
4.45%, 06/15/49	461	384,531
3.63%, 06/15/50(a)	425	307,985
3.45%, 03/15/51(a)	225	158,965
5.00%, 07/15/52(a)	250	226,048
Toledo Edison Co., 6.15%, 05/15/37	176	190,487
Tucson Electric Power Co.
4.85%, 12/01/48	163	144,528
4.00%, 06/15/50	500	385,849
3.25%, 05/01/51	130	87,241
5.50%, 04/15/53	425	408,757
5.90%, 04/15/55	175	177,974
Union Electric Co.
5.30%, 08/01/37	300	306,389
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
8.45%, 03/15/39	$300	$ 388,428
3.90%, 09/15/42	440	364,677
3.65%, 04/15/45	535	414,777
4.00%, 04/01/48	104	82,733
3.25%, 10/01/49	413	283,944
2.63%, 03/15/51	525	316,547
3.90%, 04/01/52	529	403,558
5.45%, 03/15/53	200	193,296
5.25%, 01/15/54	350	328,101
5.13%, 03/15/55	250	230,790
Virginia Electric and Power Co.
6.35%, 11/30/37	550	601,692
8.88%, 11/15/38	750	998,062
4.00%, 01/15/43	638	525,367
4.45%, 02/15/44	788	681,891
4.60%, 12/01/48	424	360,989
3.30%, 12/01/49	859	589,831
2.45%, 12/15/50	1,166	670,116
2.95%, 11/15/51(a)	563	353,345
5.45%, 04/01/53	635	605,085
5.70%, 08/15/53	650	641,513
5.35%, 01/15/54	575	541,940
5.55%, 08/15/54	580	561,425
5.65%, 03/15/55	775	761,525
Series A, 6.00%, 05/15/37	663	710,635
Series B, 4.20%, 05/15/45	300	247,423
Series B, 3.80%, 09/15/47	663	508,242
Series C, 4.00%, 11/15/46	575	455,996
Series C, 4.63%, 05/15/52	779	655,164
Series D, 4.65%, 08/15/43	313	279,621
Series D, 5.60%, 09/15/55	1,070	1,040,991
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	250	266,180
4.30%, 10/15/48	245	201,445
5.05%, 10/01/54(a)	160	146,935
Wisconsin Power & Light Co., 5.70%, 12/15/55	550	542,452
Wisconsin Power and Light Co.
6.38%, 08/15/37	200	220,016
3.65%, 04/01/50	300	217,998
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	79,749
4.75%, 11/01/44	350	314,684
3.30%, 09/01/49	516	359,824
2.85%, 12/01/51	453	286,743
Xcel Energy, Inc.
6.50%, 07/01/36(a)	250	272,829
3.50%, 12/01/49	530	379,316
		274,948,000
Electronic Equipment, Instruments & Components — 0.4%
ABB Finance USA, Inc., 4.38%, 05/08/42	425	376,694
Amphenol Corp.
4.63%, 02/15/36	875	855,025
5.38%, 11/15/54	425	413,261
5.30%, 11/15/55	1,065	1,018,636
Emerson Electric Co.
5.25%, 11/15/39(a)	100	102,428
2.75%, 10/15/50	729	462,405
2.80%, 12/21/51	1,132	718,218
Fortive Corp., 4.30%, 06/15/46	575	477,697
Honeywell International, Inc.
5.70%, 03/15/36	450	477,954

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
5.70%, 03/15/37	$325	$ 344,336
5.38%, 03/01/41	375	383,382
3.81%, 11/21/47	363	284,041
2.80%, 06/01/50	859	566,573
5.25%, 03/01/54	1,700	1,611,159
5.35%, 03/01/64	675	644,305
Tyco Electronics Group SA, 7.13%, 10/01/37	425	498,703
		9,234,817
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,001	977,515
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47(a)	1,268	1,011,275
Halliburton Co.
6.70%, 09/15/38	500	557,819
7.45%, 09/15/39	905	1,067,728
4.50%, 11/15/41	550	479,159
4.75%, 08/01/43	786	697,209
5.00%, 11/15/45	1,709	1,538,926
NOV, Inc., 3.95%, 12/01/42	992	781,720
		7,111,351
Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	391	306,453
Republic Services, Inc.
6.20%, 03/01/40	300	331,328
5.70%, 05/15/41	325	341,600
3.05%, 03/01/50	450	304,151
Waste Connections, Inc.
3.05%, 04/01/50	604	405,702
2.95%, 01/15/52(a)	875	565,473
Waste Management, Inc.
2.95%, 06/01/41	520	396,119
4.10%, 03/01/45	530	447,336
4.15%, 07/15/49	588	488,579
2.50%, 11/15/50	575	345,195
5.35%, 10/15/54(a)	1,005	976,909
		4,908,845
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,525	1,246,273
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	850	836,629
Ares Management Corp., 5.60%, 10/11/54	850	798,179
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	280	276,714
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	214,128
Brookfield Asset Management Ltd., 6.08%, 09/15/55(a)	675	694,604
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	725	499,400
Brookfield Finance, Inc.
4.70%, 09/20/47	873	757,969
3.50%, 03/30/51	681	473,164
3.63%, 02/15/52	329	232,420
5.97%, 03/04/54	915	927,210
5.81%, 03/03/55	350	346,387
CI Financial Corp., 4.10%, 06/15/51	400	276,578
CME Group, Inc.
5.30%, 09/15/43	979	981,026
4.15%, 06/15/48	400	334,383
Franklin Resources, Inc., 2.95%, 08/12/51	325	204,210
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,129	832,838
Security	Par (000)	Value
Financial Services (continued)
Intercontinental Exchange, Inc. (continued)
4.25%, 09/21/48	$1,113	$ 927,000
3.00%, 06/15/50	1,159	763,207
4.95%, 06/15/52(a)	1,271	1,157,317
3.00%, 09/15/60	1,435	856,484
5.20%, 06/15/62	1,125	1,032,267
Invesco Finance PLC, 5.38%, 11/30/43	513	490,116
Legg Mason, Inc., 5.63%, 01/15/44	616	613,205
Nasdaq, Inc.
2.50%, 12/21/40	250	176,908
3.25%, 04/28/50	30	20,717
3.95%, 03/07/52	1,102	842,143
5.95%, 08/15/53(a)	550	568,706
6.10%, 06/28/63	750	780,435
Raymond James Financial, Inc.
4.95%, 07/15/46	713	652,873
3.75%, 04/01/51	750	555,218
5.65%, 09/11/55	740	723,784
Voya Financial, Inc.
5.70%, 07/15/43	338	336,571
4.80%, 06/15/46	205	182,862
		20,611,925
Food Products — 1.6%
Archer-Daniels-Midland Co.
4.54%, 03/26/42	275	248,710
4.02%, 04/16/43	459	384,933
3.75%, 09/15/47	404	313,158
4.50%, 03/15/49	454	390,408
2.70%, 09/15/51	775	474,266
Conagra Brands, Inc.
5.30%, 11/01/38	1,129	1,066,650
5.40%, 11/01/48(a)	1,173	1,033,720
Flowers Foods, Inc., 6.20%, 03/15/55	250	229,153
General Mills, Inc.
5.40%, 06/15/40	450	451,538
4.15%, 02/15/43	350	293,339
4.70%, 04/17/48	325	284,263
3.00%, 02/01/51	621	400,187
Hershey Co.
3.38%, 08/15/46	275	203,241
3.13%, 11/15/49	313	214,912
2.65%, 06/01/50	300	184,649
Hormel Foods Corp., 3.05%, 06/03/51	613	403,110
Ingredion, Inc., 3.90%, 06/01/50	313	237,275
J.M. Smucker Co.
6.50%, 11/15/43	800	860,174
4.38%, 03/15/45(a)	513	432,880
6.50%, 11/15/53(a)	855	924,390
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings
6.38%, 02/25/55	510	524,712
6.25%, 03/01/56	1,050	1,058,498
6.38%, 04/15/66	1,050	1,058,391
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,150	897,264
6.50%, 12/01/52	1,325	1,378,745
7.25%, 11/15/53	875	990,181
Kellanova
4.50%, 04/01/46	603	531,676
5.75%, 05/16/54	300	300,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$400	$ 413,828
Kraft Heinz Foods Co.
6.88%, 01/26/39	813	905,399
4.63%, 10/01/39	288	260,271
6.50%, 02/09/40	521	558,752
5.00%, 06/04/42	1,237	1,129,205
5.20%, 07/15/45	1,428	1,297,120
4.38%, 06/01/46	2,452	2,012,062
4.88%, 10/01/49	1,737	1,487,448
5.50%, 06/01/50	863	802,146
Kroger Co.
6.90%, 04/15/38	350	400,992
5.40%, 07/15/40(a)	500	498,318
5.00%, 04/15/42	350	325,548
5.15%, 08/01/43	209	197,065
3.88%, 10/15/46	513	398,760
4.45%, 02/01/47	729	614,520
4.65%, 01/15/48(a)	213	184,283
5.40%, 01/15/49	713	680,066
3.95%, 01/15/50	725	554,627
5.50%, 09/15/54	1,540	1,468,299
5.65%, 09/15/64	1,445	1,376,207
McCormick & Co., Inc., 4.20%, 08/15/47	360	291,538
Mondelez International, Inc., 2.63%, 09/04/50	1,055	630,028
Sysco Corp.
6.60%, 04/01/40	650	720,259
4.85%, 10/01/45	372	336,780
4.50%, 04/01/46	328	282,301
4.45%, 03/15/48	213	180,888
3.30%, 02/15/50(a)	600	419,070
6.60%, 04/01/50(a)	979	1,081,592
3.15%, 12/14/51	1,000	667,114
The Campbell’s Co.
4.80%, 03/15/48	720	617,100
3.13%, 04/24/50	540	348,898
5.25%, 10/13/54(a)	275	246,975
Tyson Foods, Inc.
5.15%, 08/15/44	413	391,194
4.55%, 06/02/47	713	614,310
5.10%, 09/28/48(a)	1,468	1,357,187
		39,520,809
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	277,644
6.15%, 05/01/37	650	718,364
5.75%, 05/01/40	750	791,050
5.05%, 03/01/41	750	737,927
5.40%, 06/01/41	500	507,475
4.95%, 09/15/41	350	338,338
4.40%, 03/15/42	347	309,990
4.38%, 09/01/42	613	543,872
4.45%, 03/15/43	330	292,901
5.15%, 09/01/43	963	932,655
4.90%, 04/01/44	1,013	952,440
4.55%, 09/01/44	813	722,145
4.15%, 04/01/45	1,063	891,869
4.70%, 09/01/45	738	668,583
3.90%, 08/01/46	809	647,384
4.13%, 06/15/47	763	628,487
4.05%, 06/15/48	529	427,955
4.15%, 12/15/48	913	746,329
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
3.55%, 02/15/50	$931	$ 681,292
3.05%, 02/15/51	679	448,251
3.30%, 09/15/51	1,129	780,522
2.88%, 06/15/52	175	109,984
4.45%, 01/15/53	1,150	967,449
5.20%, 04/15/54	810	762,215
5.50%, 03/15/55	1,360	1,337,828
5.55%, 03/15/56	700	691,343
5.80%, 03/15/56(a)	1,125	1,152,898
Canadian National Railway Co.
6.20%, 06/01/36	550	606,645
6.38%, 11/15/37	200	222,994
3.20%, 08/02/46	560	405,468
3.65%, 02/03/48	393	300,257
4.45%, 01/20/49	800	686,405
2.45%, 05/01/50	724	432,598
4.40%, 08/05/52(a)	793	673,505
6.13%, 11/01/53	185	197,623
Canadian Pacific Railway Co.
5.95%, 05/15/37	450	486,136
3.00%, 12/02/41	992	743,273
4.30%, 05/15/43	325	281,936
4.80%, 08/01/45	619	570,153
4.95%, 08/15/45	425	396,712
4.70%, 05/01/48	513	455,261
3.50%, 05/01/50	738	533,149
3.10%, 12/02/51	1,592	1,055,640
4.20%, 11/15/69	177	131,868
6.13%, 09/15/2115(a)	913	922,185
CSX Corp.
6.00%, 10/01/36	125	135,173
6.15%, 05/01/37	650	711,568
6.22%, 04/30/40	750	822,719
5.50%, 04/15/41	550	562,248
4.75%, 05/30/42	1,011	935,452
4.10%, 03/15/44	650	546,822
3.80%, 11/01/46	750	588,989
4.30%, 03/01/48	995	831,648
4.75%, 11/15/48	525	467,153
4.50%, 03/15/49	429	366,722
3.35%, 09/15/49	590	417,654
3.80%, 04/15/50	554	421,009
3.95%, 05/01/50	871	679,292
2.50%, 05/15/51	675	402,580
4.50%, 11/15/52(a)	925	786,107
4.50%, 08/01/54	413	348,932
4.90%, 03/15/55(a)	610	547,867
4.25%, 11/01/66	513	393,871
4.65%, 03/01/68	513	420,881
Norfolk Southern Corp.
4.84%, 10/01/41	600	564,340
3.95%, 10/01/42	626	521,904
4.45%, 06/15/45	563	486,899
4.65%, 01/15/46	525	464,883
3.94%, 11/01/47	745	587,321
4.15%, 02/28/48	713	580,412
4.10%, 05/15/49	50	39,911
3.40%, 11/01/49	476	337,403
3.05%, 05/15/50	875	576,958
2.90%, 08/25/51	626	394,181
4.05%, 08/15/52	829	644,188

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
3.70%, 03/15/53	$422	$ 307,314
4.55%, 06/01/53	875	738,190
5.35%, 08/01/54(a)	1,100	1,049,172
3.16%, 05/15/55	954	612,793
5.95%, 03/15/64	425	433,334
5.10%, 08/01/2118	275	237,431
4.10%, 05/15/2121	279	192,814
Union Pacific Corp.
2.89%, 04/06/36	775	654,658
3.60%, 09/15/37	561	497,421
3.55%, 08/15/39	500	425,575
3.20%, 05/20/41	1,050	822,177
3.38%, 02/14/42	493	386,683
4.05%, 11/15/45(a)	388	319,028
4.05%, 03/01/46	516	419,907
3.35%, 08/15/46	275	200,007
4.00%, 04/15/47	500	401,486
4.50%, 09/10/48	413	353,730
4.30%, 03/01/49	750	622,455
3.25%, 02/05/50	1,911	1,320,311
3.80%, 10/01/51	1,213	912,936
2.95%, 03/10/52	786	501,011
4.95%, 09/09/52(a)	575	523,759
3.50%, 02/14/53	1,516	1,073,346
4.95%, 05/15/53	625	566,504
5.60%, 12/01/54(a)	825	821,475
3.88%, 02/01/55	400	300,303
3.95%, 08/15/59	645	479,662
3.84%, 03/20/60	1,376	992,748
3.55%, 05/20/61	577	386,615
2.97%, 09/16/62	2,100	1,226,438
5.15%, 01/20/63	200	182,162
4.10%, 09/15/67	300	221,524
3.75%, 02/05/70	475	322,463
3.80%, 04/06/71	559	381,443
3.85%, 02/14/72	451	311,636
		61,952,596
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,392	1,384,026
6.15%, 11/30/37	650	718,396
6.00%, 04/01/39	250	273,129
5.30%, 05/27/40	863	885,577
4.75%, 04/15/43(a)	463	433,198
4.90%, 11/30/46	3,075	2,865,351
Baxter International, Inc.
3.50%, 08/15/46	638	449,721
3.13%, 12/01/51(a)	946	594,453
Boston Scientific Corp.
4.55%, 03/01/39	365	348,899
7.38%, 01/15/40	200	245,338
4.70%, 03/01/49(a)	864	776,503
Danaher Corp.
4.38%, 09/15/45	650	566,661
2.60%, 10/01/50	1,188	724,825
2.80%, 12/10/51	910	576,488
DH Europe Finance II SARL
3.25%, 11/15/39	754	615,405
3.40%, 11/15/49	658	473,485
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	915	992,371
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV
6.88%, 03/11/38	$749	$ 847,308
5.00%, 03/15/42	413	383,680
Medtronic, Inc.
4.00%, 04/01/43	200	169,690
4.63%, 03/15/45	1,825	1,670,059
Revvity, Inc., 3.63%, 03/15/51	400	285,532
Solventum Corp., 5.90%, 04/30/54(a)	1,125	1,127,908
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	550	410,981
Stryker Corp.
4.10%, 04/01/43	400	337,428
4.38%, 05/15/44	300	258,899
4.63%, 03/15/46	986	878,840
2.90%, 06/15/50	588	384,676
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	650	644,685
2.80%, 10/15/41	1,477	1,091,083
5.40%, 08/10/43	435	435,877
5.30%, 02/01/44	150	147,496
4.10%, 08/15/47(a)	613	508,092
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	200	206,220
4.45%, 08/15/45	313	273,470
		22,985,750
Health Care Providers & Services — 5.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	41,088
Adventist Health System, 3.63%, 03/01/49	227	154,953
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,555
3.39%, 10/15/49	1,585	1,135,146
Series 2020, 3.01%, 06/15/50(a)	198	130,387
Aetna, Inc.
6.63%, 06/15/36	700	767,814
6.75%, 12/15/37	500	549,340
4.50%, 05/15/42	528	453,026
4.75%, 03/15/44	449	389,072
3.88%, 08/15/47	425	317,291
AHS Hospital Corp.
5.02%, 07/01/45	100	93,592
Series 2021, 2.78%, 07/01/51	961	597,083
Allina Health System
Series 2019, 3.89%, 04/15/49	142	109,434
Series 2021, 2.90%, 11/15/51(a)	350	221,674
Ascension Health
3.95%, 11/15/46	1,143	924,012
Series B, 3.11%, 11/15/39	1,150	911,979
Banner Health
2.91%, 01/01/42	1,140	843,956
2.91%, 01/01/51(a)	231	147,807
Series 2020, 3.18%, 01/01/50(a)	118	80,508
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	411,112
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,331,510
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	98,947
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	108,700
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	871,875
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	57,621
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group
4.80%, 08/15/38	$2,104	$ 2,005,065
3.20%, 03/15/40	929	728,279
6.13%, 11/15/41	325	341,011
4.80%, 07/15/46	1,261	1,111,528
3.88%, 10/15/47	695	534,015
4.90%, 12/15/48	2,893	2,563,883
3.40%, 03/15/50	1,404	978,487
3.40%, 03/15/51	1,561	1,078,162
5.60%, 02/15/54(a)	1,225	1,180,454
6.00%, 01/15/56(a)	820	835,459
City of Hope, Series 2013, 5.62%, 11/15/43(a)	610	603,948
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	211,130
CommonSpirit Health
4.35%, 11/01/42	100	87,173
5.58%, 09/01/45	90	87,949
3.82%, 10/01/49	1,087	809,888
4.19%, 10/01/49	1,361	1,076,922
3.91%, 10/01/50	200	149,170
6.46%, 11/01/52	343	368,292
5.55%, 12/01/54	805	770,113
5.66%, 09/01/55	95	92,174
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	143,697
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	1,000	721,926
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	1,000	699,818
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	519,969
Dignity Health, 5.27%, 11/01/64(a)	151	135,636
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	690,568
Elevance Health, Inc.
6.38%, 06/15/37	350	380,152
4.63%, 05/15/42	975	873,166
4.65%, 01/15/43	259	230,791
5.10%, 01/15/44	745	697,975
4.65%, 08/15/44	888	780,385
4.38%, 12/01/47	1,179	975,050
4.55%, 03/01/48	820	695,365
3.70%, 09/15/49	450	330,521
3.13%, 05/15/50	999	651,204
3.60%, 03/15/51	1,470	1,043,289
4.55%, 05/15/52	679	560,160
6.10%, 10/15/52	810	832,295
5.13%, 02/15/53	900	809,327
5.65%, 06/15/54	1,440	1,389,401
5.70%, 02/15/55	1,375	1,340,037
5.70%, 09/15/55(a)	825	804,000
5.85%, 11/01/64	800	780,878
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	267,390
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	382,087
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	82,765
4.50%, 07/01/57	700	597,501
Series 2020, 2.68%, 09/01/41	526	380,099
Series 2020, 2.88%, 09/01/50	457	288,786
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	113	80,875
HCA, Inc.
5.13%, 06/15/39	979	943,530
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
4.38%, 03/15/42(a)	$500	$ 426,433
5.50%, 06/15/47	1,479	1,394,584
5.25%, 06/15/49	2,056	1,858,283
3.50%, 07/15/51	1,645	1,115,617
4.63%, 03/15/52(a)	1,856	1,513,815
5.90%, 06/01/53	985	962,556
6.00%, 04/01/54(a)	1,540	1,526,489
5.95%, 09/15/54	705	694,340
6.20%, 03/01/55	755	768,101
5.70%, 11/15/55	1,375	1,309,600
6.10%, 04/01/64	1,000	991,926
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	627	476,760
Humana, Inc.
4.63%, 12/01/42	354	298,724
4.95%, 10/01/44	838	721,277
4.80%, 03/15/47	480	396,867
3.95%, 08/15/49	400	287,136
5.50%, 03/15/53	800	711,459
5.75%, 04/15/54(a)	800	736,060
6.00%, 05/01/55	400	380,670
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	913	574,109
Inova Health System Foundation, 4.07%, 05/15/52(a)	25	19,709
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	163,047
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	886,154
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	929,349
Series 2019, 3.27%, 11/01/49	643	451,333
Series 2021, 2.81%, 06/01/41	1,530	1,136,478
Series 2021, 3.00%, 06/01/51	2,855	1,863,877
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	821	730,743
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	463,690
Series 2020, 3.19%, 07/01/49(a)	913	631,366
Series 2020, 3.34%, 07/01/60	429	280,462
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	181,418
Series 2021, 3.20%, 11/15/61	1,001	639,237
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	350	294,221
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	325	238,880
Memorial Health Services, 3.45%, 11/01/49	423	303,474
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	125,292
4.13%, 07/01/52	330	264,956
Series 2015, 4.20%, 07/01/55	100	81,083
Series 2020, 2.96%, 01/01/50	1,505	991,560
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	578,800
Montefiore Obligated Group, 4.29%, 09/01/50	300	211,898
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	76,653
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	243,377
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,765
New York and Presbyterian Hospital
2.26%, 08/01/40	513	356,954
4.02%, 08/01/45	597	493,642
2.61%, 08/01/60(a)	413	229,050
Series 2019, 3.95%, 08/01/2119	270	185,884

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	$130	$ 102,703
4.26%, 11/01/47	100	82,109
3.81%, 11/01/49	1,544	1,155,399
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	100	61,348
Novant Health, Inc.
2.64%, 11/01/36(a)	66	52,843
3.17%, 11/01/51(a)	1,058	702,731
3.32%, 11/01/61	441	281,383
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(a)	375	228,679
NYU Langone Hospitals
4.78%, 07/01/44	200	183,134
4.37%, 07/01/47	645	559,260
Series 13-A, 5.75%, 07/01/43	600	614,855
Series 2020, 3.38%, 07/01/55	500	342,267
OhioHealth Corp., 2.83%, 11/15/41	272	201,147
Orlando Health Obligated Group
4.09%, 10/01/48	100	81,345
3.33%, 10/01/50	125	89,897
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	250	217,227
Series 2020, 3.22%, 11/15/50	366	239,925
Piedmont Healthcare, Inc.
2.86%, 01/01/52(a)	375	238,479
Series 2042, 2.72%, 01/01/42	106	75,420
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	96,614
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,599	949,409
Queen’s Health Systems, 4.81%, 07/01/52	60	53,882
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	263	236,906
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	257	172,099
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	213	130,649
Sentara Health, Series 2021, 2.93%, 11/01/51	63	40,291
Stanford Health Care
3.03%, 08/15/51	579	379,339
Series 2018, 3.80%, 11/15/48	500	388,524
Summa Health, 3.51%, 11/15/51	130	98,641
Sutter Health
5.55%, 08/15/53(a)	915	912,785
Series 2018, 4.09%, 08/15/48	27	21,904
Series 20A, 3.16%, 08/15/40	115	90,218
Series 20A, 3.36%, 08/15/50	800	559,680
Texas Health Resources
2.33%, 11/15/50	382	216,776
4.33%, 11/15/55	125	103,117
Trinity Health Corp.
4.13%, 12/01/45	1,000	834,265
Series 2019, 3.43%, 12/01/48(a)	64	48,287
Series 2021, 2.63%, 12/01/40(a)	29	21,206
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	212	198,998
UnitedHealth Group, Inc.
5.80%, 03/15/36	1,000	1,057,803
6.50%, 06/15/37	500	557,125
6.63%, 11/15/37	800	895,973
6.88%, 02/15/38	726	831,489
3.50%, 08/15/39	1,784	1,472,521
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.75%, 05/15/40	$1,175	$ 869,084
5.95%, 02/15/41	226	235,841
3.05%, 05/15/41	1,239	931,328
4.63%, 11/15/41	496	449,555
4.38%, 03/15/42(a)	650	568,389
3.95%, 10/15/42	597	491,830
4.25%, 03/15/43	1,163	992,160
5.50%, 07/15/44	900	884,854
4.75%, 07/15/45	1,943	1,732,978
4.20%, 01/15/47	620	505,052
4.25%, 04/15/47	829	678,468
3.75%, 10/15/47	1,113	841,613
4.25%, 06/15/48	1,410	1,146,523
4.45%, 12/15/48	779	647,490
3.70%, 08/15/49	1,443	1,063,361
2.90%, 05/15/50	1,319	836,926
3.25%, 05/15/51	2,358	1,585,480
4.75%, 05/15/52	2,000	1,717,786
5.88%, 02/15/53	1,400	1,406,589
5.05%, 04/15/53	2,400	2,154,902
5.38%, 04/15/54(a)	1,800	1,687,020
5.63%, 07/15/54	2,400	2,336,193
5.95%, 06/15/55(a)	85	86,783
3.88%, 08/15/59	1,354	965,953
3.13%, 05/15/60	1,200	722,168
4.95%, 05/15/62	950	814,663
6.05%, 02/15/63	625	634,240
5.20%, 04/15/63	1,805	1,605,756
5.50%, 04/15/64	1,200	1,120,321
5.75%, 07/15/64	1,950	1,889,429
UPMC, 5.38%, 05/15/43	500	484,581
WakeMed, Series A, 3.29%, 10/01/52(a)	159	109,880
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	100	63,853
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	278	244,085
Series 2021, 3.07%, 03/01/51	200	125,467
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	257	151,403
		124,372,041
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/36	365	362,610
4.85%, 04/15/49	263	225,257
4.00%, 02/01/50	379	285,690
3.00%, 05/18/51	830	524,707
3.55%, 03/15/52	1,130	789,555
5.15%, 04/15/53	545	485,198
5.63%, 05/15/54(a)	750	716,494
Healthpeak OP LLC, 6.75%, 02/01/41	175	192,593
Ventas Realty LP
5.70%, 09/30/43(a)	275	276,587
4.38%, 02/01/45	350	294,557
4.88%, 04/15/49	100	87,616
Welltower OP LLC
6.50%, 03/15/41	450	504,906
4.95%, 09/01/48	550	511,405
		5,257,175
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	363	298,544
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., 5.50%, 04/15/37	$1,400	$ 1,427,728
McDonald’s Corp.
5.00%, 02/13/36(a)	500	503,706
6.30%, 10/15/37	875	970,546
6.30%, 03/01/38	579	638,812
5.70%, 02/01/39	300	315,435
4.88%, 07/15/40	139	132,942
3.70%, 02/15/42	826	674,914
3.63%, 05/01/43	275	216,951
4.60%, 05/26/45	579	510,271
4.88%, 12/09/45	1,479	1,347,875
4.45%, 03/01/47	1,163	994,350
4.45%, 09/01/48	475	402,873
3.63%, 09/01/49	1,999	1,472,936
4.20%, 04/01/50	622	501,108
5.15%, 09/09/52(a)	700	650,635
5.45%, 08/14/53(a)	940	911,803
Starbucks Corp.
4.30%, 06/15/45	200	166,940
3.75%, 12/01/47	679	513,716
4.50%, 11/15/48	755	637,946
4.45%, 08/15/49	1,075	899,325
3.35%, 03/12/50	554	379,936
3.50%, 11/15/50(a)	1,135	802,539
		15,371,831
Household Durables — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	450	292,852
Sekisui House U.S., Inc.
6.00%, 01/15/43	529	498,459
3.97%, 08/06/61	200	133,141
		924,452
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	294,923
5.00%, 06/15/52	525	481,885
Kimberly-Clark Corp.
6.63%, 08/01/37	800	918,809
5.30%, 03/01/41	413	418,792
3.20%, 07/30/46	511	365,463
3.90%, 05/04/47	470	370,986
2.88%, 02/07/50(a)	660	438,013
		3,288,871
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37	550	577,922
3.88%, 06/15/44(a)	300	241,527
3.13%, 09/19/46	563	389,509
3.63%, 10/15/47	600	447,532
4.00%, 09/14/48	1,079	851,956
3.25%, 08/26/49	955	657,352
3.70%, 04/15/50	518	384,119
Eaton Corp.
4.15%, 11/02/42	988	857,125
3.92%, 09/15/47	250	201,053
4.70%, 08/23/52(a)	625	559,755
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	545,240
3.90%, 09/01/42	1,275	1,078,160
Parker-Hannifin Corp.
6.25%, 05/15/38	495	545,380
4.45%, 11/21/44	525	461,127
Security	Par (000)	Value
Industrial Conglomerates (continued)
Parker-Hannifin Corp. (continued)
4.10%, 03/01/47	$613	$ 503,368
4.00%, 06/14/49(a)	663	535,787
Textron, Inc., 4.95%, 03/15/36	494	488,431
		9,325,343
Insurance — 3.4%
Aflac, Inc.
4.00%, 10/15/46	440	351,793
4.75%, 01/15/49	418	367,129
Alleghany Corp.
4.90%, 09/15/44	150	137,767
3.25%, 08/15/51	504	341,058
Allstate Corp.
5.95%, 04/01/36	550	587,923
4.50%, 06/15/43	497	432,669
4.20%, 12/15/46	604	493,957
3.85%, 08/10/49(a)	534	404,317
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/67(a)(b)	325	341,477
American Financial Group, Inc., 4.50%, 06/15/47	545	458,318
American International Group, Inc.
4.50%, 07/16/44	650	571,561
4.80%, 07/10/45	375	338,924
4.75%, 04/01/48(a)	854	761,734
4.38%, 06/30/50	1,013	844,268
Aon Corp., 6.25%, 09/30/40	105	113,931
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	686,241
3.90%, 02/28/52	1,139	852,884
Aon Global Ltd.
4.60%, 06/14/44	588	515,182
4.75%, 05/15/45	463	412,418
Aon North America, Inc., 5.75%, 03/01/54	1,520	1,513,143
Arch Capital Finance LLC, 5.03%, 12/15/46	550	513,370
Arch Capital Group Ltd., 3.64%, 06/30/50	779	576,942
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	384	362,702
Arthur J Gallagher & Co.
3.50%, 05/20/51	963	668,034
3.05%, 03/09/52	200	125,707
5.75%, 03/02/53	624	611,497
6.75%, 02/15/54	535	592,144
5.75%, 07/15/54	455	446,237
5.55%, 02/15/55	1,405	1,345,063
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	211,417
Athene Holding Ltd.
3.95%, 05/25/51	444	311,368
3.45%, 05/15/52	475	298,900
6.25%, 04/01/54	800	778,537
6.63%, 05/19/55	700	716,562
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40(a)	500	539,384
4.40%, 05/15/42	676	614,580
4.30%, 05/15/43	563	499,104
4.20%, 08/15/48	2,159	1,788,432
4.25%, 01/15/49(a)	1,879	1,564,704
2.85%, 10/15/50	2,004	1,275,633
2.50%, 01/15/51	928	551,339
3.85%, 03/15/52	2,392	1,825,896
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	848,628
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	485	356,770

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial, Inc. (continued)
3.85%, 12/22/51	$250	$ 151,622
Brown & Brown, Inc.
4.95%, 03/17/52	620	538,091
6.25%, 06/23/55	970	1,003,219
Chubb Corp.
6.00%, 05/11/37	625	677,866
Series 1, 6.50%, 05/15/38	526	595,010
Chubb INA Holdings LLC
6.70%, 05/15/36	275	313,474
4.15%, 03/13/43	397	343,341
4.35%, 11/03/45	1,559	1,353,019
2.85%, 12/15/51	838	531,923
3.05%, 12/15/61	1,236	758,317
Corebridge Financial, Inc.
4.35%, 04/05/42	225	192,257
4.40%, 04/05/52(a)	1,330	1,080,666
Equitable Holdings, Inc., 5.00%, 04/20/48	1,267	1,137,236
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	331,717
3.50%, 10/15/50	1,113	774,468
3.13%, 10/15/52	915	584,817
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	929,465
6.10%, 03/15/55	500	504,202
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	269,283
Hartford Insurance Group, Inc.
5.95%, 10/15/36	200	214,527
6.10%, 10/01/41	376	401,048
4.30%, 04/15/43	400	344,979
4.40%, 03/15/48	500	424,761
3.60%, 08/19/49	856	631,376
2.90%, 09/15/51(a)	629	400,790
Jackson Financial, Inc., 4.00%, 11/23/51	400	282,162
Lincoln National Corp.
6.30%, 10/09/37(a)	313	333,203
7.00%, 06/15/40	575	641,979
4.35%, 03/01/48	115	91,050
Loews Corp., 4.13%, 05/15/43	575	489,719
Manulife Financial Corp., 5.38%, 03/04/46	604	596,289
Markel Group, Inc.
5.00%, 04/05/46	525	475,172
4.30%, 11/01/47	145	117,334
5.00%, 05/20/49	575	510,613
4.15%, 09/17/50	538	417,730
3.45%, 05/07/52	525	356,598
6.00%, 05/16/54	615	621,434
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	575	550,320
5.35%, 11/15/44	230	224,584
4.35%, 01/30/47	513	433,866
4.20%, 03/01/48	538	439,962
4.90%, 03/15/49	1,829	1,651,455
2.90%, 12/15/51(a)	518	327,251
6.25%, 11/01/52	400	431,079
5.45%, 03/15/53	460	445,268
5.70%, 09/15/53	825	828,504
5.45%, 03/15/54	550	532,638
5.40%, 03/15/55	1,360	1,311,635
MetLife, Inc.
5.88%, 02/06/41	855	894,345
4.13%, 08/13/42	825	701,590
Security	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued)
4.88%, 11/13/43	$1,036	$ 963,058
4.72%, 12/15/44	450	403,726
4.05%, 03/01/45	1,013	836,430
4.60%, 05/13/46	893	793,524
5.00%, 07/15/52	1,185	1,079,854
5.25%, 01/15/54(a)	900	851,753
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	340,653
Old Republic International Corp., 3.85%, 06/11/51	750	543,325
Principal Financial Group, Inc.
6.05%, 10/15/36(a)	475	515,384
4.63%, 09/15/42	250	223,000
4.35%, 05/15/43	250	214,789
4.30%, 11/15/46	213	178,197
5.50%, 03/15/53	325	314,084
Progressive Corp.
4.35%, 04/25/44	351	303,299
3.70%, 01/26/45	330	258,105
4.13%, 04/15/47	713	585,777
4.20%, 03/15/48	438	361,675
3.95%, 03/26/50	563	441,135
3.70%, 03/15/52	655	488,393
Prudential Financial, Inc.
5.70%, 12/14/36	900	950,423
6.63%, 12/01/37	375	424,967
3.00%, 03/10/40	579	449,869
6.63%, 06/21/40(a)	200	226,210
4.60%, 05/15/44	663	589,618
3.91%, 12/07/47	663	517,279
4.42%, 03/27/48	450	376,405
3.94%, 12/07/49	1,077	832,328
4.35%, 02/25/50	1,054	870,050
3.70%, 03/13/51	1,211	893,282
Selective Insurance Group, Inc., 5.38%, 03/01/49	225	208,675
Transatlantic Holdings, Inc., 8.00%, 11/30/39	426	531,178
Travelers Cos., Inc.
6.75%, 06/20/36	163	187,016
6.25%, 06/15/37(a)	963	1,066,990
5.35%, 11/01/40	750	759,711
4.60%, 08/01/43	302	273,461
4.30%, 08/25/45	363	308,438
3.75%, 05/15/46	550	430,663
4.00%, 05/30/47	713	575,134
4.05%, 03/07/48	350	283,112
4.10%, 03/04/49	488	394,696
2.55%, 04/27/50	575	347,911
3.05%, 06/08/51	1,229	813,948
5.45%, 05/25/53	650	637,250
5.70%, 07/24/55	570	579,501
Unum Group
5.75%, 08/15/42	413	411,946
4.50%, 12/15/49	288	233,914
4.13%, 06/15/51	600	454,082
6.00%, 06/15/54(a)	530	527,462
W.R. Berkley Corp.
4.75%, 08/01/44	275	246,112
4.00%, 05/12/50	463	358,104
3.55%, 03/30/52	463	326,802
3.15%, 09/30/61	450	270,494
Willis North America, Inc.
5.15%, 03/15/36(a)	200	199,337
5.05%, 09/15/48	300	270,320
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America, Inc. (continued)
3.88%, 09/15/49	$630	$ 473,578
5.90%, 03/05/54	850	851,889
XL Group Ltd., 5.25%, 12/15/43(a)	200	187,562
		84,178,776
Interactive Media & Services — 1.7%
Alphabet, Inc.
1.90%, 08/15/40(a)	1,091	734,259
5.35%, 11/15/45	1,850	1,825,299
2.05%, 08/15/50(a)	2,310	1,245,797
5.25%, 05/15/55	1,505	1,433,328
5.45%, 11/15/55	3,810	3,721,366
2.25%, 08/15/60	2,251	1,146,763
5.30%, 05/15/65	1,335	1,247,088
5.70%, 11/15/75	2,615	2,565,374
Meta Platforms, Inc.
5.50%, 11/15/45	6,100	5,866,092
4.45%, 08/15/52	3,249	2,608,174
5.60%, 05/15/53	2,370	2,247,894
5.40%, 08/15/54	2,940	2,709,036
5.63%, 11/15/55	3,400	3,230,066
4.65%, 08/15/62	1,500	1,193,387
5.75%, 05/15/63	1,740	1,650,870
5.55%, 08/15/64	2,225	2,037,699
5.75%, 11/15/65(a)	5,680	5,370,307
Netflix, Inc., 5.40%, 08/15/54	1,000	955,817
		41,788,616
Internet Software & Services — 1.3%
Alibaba Group Holding Ltd.
4.00%, 12/06/37(a)	1,078	990,247
2.70%, 02/09/41(a)	950	697,084
4.20%, 12/06/47	1,751	1,460,728
3.15%, 02/09/51	1,166	792,928
5.63%, 11/26/54(a)	400	404,585
4.40%, 12/06/57	878	728,317
3.25%, 02/09/61(a)	1,150	751,211
Amazon.com, Inc.
3.88%, 08/22/37	2,129	1,933,091
2.88%, 05/12/41	2,185	1,648,254
4.95%, 12/05/44(a)	1,438	1,376,907
4.05%, 08/22/47	3,048	2,491,026
2.50%, 06/03/50	3,029	1,800,651
3.10%, 05/12/51	3,759	2,503,398
3.95%, 04/13/52	1,951	1,519,150
5.45%, 11/20/55	2,525	2,458,077
4.25%, 08/22/57	1,834	1,463,130
2.70%, 06/03/60	2,529	1,419,517
3.25%, 05/12/61	1,879	1,196,230
4.10%, 04/13/62	1,054	804,491
5.55%, 11/20/65	1,825	1,770,237
AppLovin Corp., 5.95%, 12/01/54	315	311,840
eBay, Inc.
4.00%, 07/15/42	700	578,398
3.65%, 05/10/51	813	595,994
JD.com, Inc., 4.13%, 01/14/50	450	370,628
Uber Technologies, Inc., 5.35%, 09/15/54(a)	1,310	1,243,414
		31,309,533
IT Services — 0.9%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	491,963
4.50%, 08/15/46	300	250,690
Security	Par (000)	Value
IT Services (continued)
Fiserv, Inc., 4.40%, 07/01/49	$1,827	$ 1,438,291
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	950	913,558
5.30%, 02/05/54	1,350	1,251,045
International Business Machines Corp.
4.15%, 05/15/39	2,270	2,023,514
5.60%, 11/30/39	850	878,300
2.85%, 05/15/40	655	491,295
4.00%, 06/20/42	1,152	963,151
4.70%, 02/19/46	691	609,355
4.25%, 05/15/49	2,595	2,094,033
2.95%, 05/15/50	964	612,906
3.43%, 02/09/52	350	239,485
4.90%, 07/27/52(a)	800	702,213
5.10%, 02/06/53	450	408,700
5.70%, 02/10/55(a)	800	787,094
7.13%, 12/01/96	250	292,126
Kyndryl Holdings, Inc., 4.10%, 10/15/41	429	338,079
Oracle Corp.
5.88%, 09/26/45(a)	2,890	2,595,389
5.95%, 09/26/55	3,455	3,043,373
6.10%, 09/26/65	2,005	1,747,165
		22,171,725
Leisure Products — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	197,532
Hasbro, Inc.
6.35%, 03/15/40	588	616,892
5.10%, 05/15/44	155	138,653
Mattel, Inc., 5.45%, 11/01/41(a)	250	235,622
		1,188,699
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 08/15/36(a)	690	768,355
5.20%, 05/27/41	594	597,548
3.80%, 08/15/42	1,803	1,513,150
4.30%, 05/15/44	325	285,111
3.25%, 09/19/49	1,029	734,278
3.25%, 04/09/50(a)	1,029	734,803
5.50%, 05/15/55(a)	80	81,227
4.75%, 05/15/64	475	418,309
Deere & Co.
3.90%, 06/09/42	1,129	972,890
2.88%, 09/07/49(a)	292	196,062
3.75%, 04/15/50	850	664,011
5.70%, 01/19/55	680	706,511
Dover Corp., 5.38%, 03/01/41	400	404,296
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	565	565,806
Otis Worldwide Corp.
3.11%, 02/15/40	754	592,272
3.36%, 02/15/50	576	406,258
Rockwell Automation, Inc.
4.20%, 03/01/49	429	357,306
2.80%, 08/15/61(a)	410	236,344
Snap-on, Inc.
4.10%, 03/01/48(a)	250	204,582
3.10%, 05/01/50	604	409,327
Stanley Black & Decker, Inc.
5.20%, 09/01/40	550	531,881
4.85%, 11/15/48	463	406,107

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Stanley Black & Decker, Inc. (continued)
2.75%, 11/15/50	$775	$ 461,970
Xylem, Inc., 4.38%, 11/01/46	413	350,289
		12,598,693
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38	629	575,752
3.50%, 06/01/41	1,079	771,658
3.50%, 03/01/42	1,263	876,973
6.48%, 10/23/45	3,301	3,113,028
5.38%, 05/01/47	2,543	2,094,858
5.75%, 04/01/48(a)	2,134	1,835,297
5.13%, 07/01/49	1,229	966,132
4.80%, 03/01/50	2,626	1,988,625
3.70%, 04/01/51(a)	2,271	1,454,138
3.90%, 06/01/52	2,525	1,641,212
5.25%, 04/01/53(a)	1,352	1,080,359
6.83%, 10/23/55	263	252,389
6.70%, 12/01/55(a)	450	434,612
3.85%, 04/01/61	2,642	1,587,422
4.40%, 12/01/61	1,379	906,091
3.95%, 06/30/62	1,593	967,401
5.50%, 04/01/63	800	630,569
Comcast Corp.
3.20%, 07/15/36(a)	1,213	1,029,867
5.17%, 01/15/37(e)	200	196,561
6.45%, 03/15/37	550	605,008
6.95%, 08/15/37	100	113,617
3.90%, 03/01/38	1,363	1,183,029
4.60%, 10/15/38	1,070	990,293
6.55%, 07/01/39	200	218,329
3.25%, 11/01/39	1,579	1,229,209
3.75%, 04/01/40(a)	1,529	1,256,659
4.65%, 07/15/42	375	330,698
4.75%, 03/01/44	308	268,264
4.60%, 08/15/45	436	370,429
3.40%, 07/15/46	1,413	982,147
4.00%, 08/15/47	1,163	878,785
3.97%, 11/01/47	1,993	1,498,186
4.00%, 03/01/48	1,263	949,550
4.70%, 10/15/48	1,536	1,283,438
4.00%, 11/01/49	2,339	1,726,842
3.45%, 02/01/50	2,000	1,336,694
2.80%, 01/15/51	1,950	1,135,095
2.89%, 11/01/51	4,559	2,679,189
2.45%, 08/15/52(a)	2,384	1,260,928
4.05%, 11/01/52	597	436,320
5.35%, 05/15/53(a)	1,590	1,429,992
5.65%, 06/01/54(a)	890	834,145
6.05%, 05/15/55(a)	1,000	992,163
2.94%, 11/01/56	5,826	3,282,859
4.95%, 10/15/58	829	687,567
2.65%, 08/15/62	1,250	629,794
2.99%, 11/01/63	4,129	2,231,609
5.50%, 05/15/64(a)	1,165	1,044,308
Fox Corp.
5.48%, 01/25/39	1,054	1,050,486
5.58%, 01/25/49(a)	1,504	1,439,166
NBCUniversal Media LLC
6.40%, 04/30/40(a)	300	324,358
5.95%, 04/01/41	516	525,623
Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC (continued)
4.45%, 01/15/43	$680	$ 578,445
Paramount Global
6.88%, 04/30/36	563	549,633
5.90%, 10/15/40	200	170,790
4.85%, 07/01/42	443	321,604
4.38%, 03/15/43	686	471,678
5.85%, 09/01/43	161	129,534
5.25%, 04/01/44	163	119,149
4.90%, 08/15/44	279	198,561
4.60%, 01/15/45	600	409,127
4.95%, 05/19/50	629	440,689
Time Warner Cable LLC
6.55%, 05/01/37(a)	1,463	1,479,253
7.30%, 07/01/38	1,425	1,506,189
6.75%, 06/15/39(a)	1,626	1,630,059
5.88%, 11/15/40	1,188	1,092,440
5.50%, 09/01/41	1,275	1,117,374
4.50%, 09/15/42	1,663	1,287,943
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	200	179,276
3.70%, 12/01/42	500	406,081
4.13%, 06/01/44	888	747,247
3.00%, 07/30/46	600	415,474
Series E, 4.13%, 12/01/41	738	643,725
Walt Disney Co.
6.15%, 03/01/37	300	328,692
6.65%, 11/15/37(a)	1,186	1,348,456
4.63%, 03/23/40(a)	854	812,949
3.50%, 05/13/40	1,475	1,228,151
6.15%, 02/15/41	650	701,297
5.40%, 10/01/43	650	649,353
4.75%, 09/15/44	513	467,842
4.95%, 10/15/45	150	139,978
7.75%, 12/01/45(a)	250	316,547
4.75%, 11/15/46	373	335,037
2.75%, 09/01/49	2,379	1,504,747
4.70%, 03/23/50(a)	1,552	1,381,450
3.60%, 01/13/51	2,724	2,019,308
3.80%, 05/13/60	1,439	1,050,784
		83,786,585
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	784,439
6.75%, 03/01/41(a)	425	465,025
6.35%, 06/17/54(a)	475	502,253
Barrick Gold Corp., 5.25%, 04/01/42(a)	450	441,284
Barrick North America Finance LLC
5.70%, 05/30/41	613	624,002
5.75%, 05/01/43	663	677,145
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	888	933,604
BHP Billiton Finance USA Ltd.
5.00%, 02/15/36(a)	370	373,921
4.13%, 02/24/42	813	703,488
5.00%, 09/30/43	2,434	2,316,773
5.50%, 09/08/53(a)	685	677,926
5.75%, 09/05/55	1,210	1,238,035
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	1,644	1,602,929
Newmont Corp.
4.88%, 03/15/42	413	394,732
5.45%, 06/09/44	305	303,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	$475	$ 387,964
Nucor Corp.
6.40%, 12/01/37	550	615,841
5.20%, 08/01/43	350	340,604
4.40%, 05/01/48	350	298,450
3.85%, 04/01/52	650	497,842
2.98%, 12/15/55	238	147,699
Precision Castparts Corp.
3.90%, 01/15/43	325	271,536
4.38%, 06/15/45	338	293,929
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,181,293
2.75%, 11/02/51	1,189	733,199
Rio Tinto Finance USA PLC
4.75%, 03/22/42	663	618,026
4.13%, 08/21/42	788	676,652
5.13%, 03/09/53	1,280	1,194,314
5.75%, 03/14/55(a)	1,455	1,482,392
5.88%, 03/14/65	700	715,983
Southern Copper Corp.
6.75%, 04/16/40	919	1,044,015
5.25%, 11/08/42	1,300	1,259,487
5.88%, 04/23/45	1,238	1,286,690
Steel Dynamics, Inc.
3.25%, 10/15/50	721	486,011
5.75%, 05/15/55	350	345,064
Vale Overseas Ltd.
6.88%, 11/21/36(a)	929	1,051,804
6.88%, 11/10/39	236	268,023
6.40%, 06/28/54	1,675	1,720,198
Vale SA, 5.63%, 09/11/42	579	583,952
Valmont Industries, Inc., 5.00%, 10/01/44	729	671,240
		30,211,179
Multi-Utilities — 0.8%
Atmos Energy Corp.
5.50%, 06/15/41	450	458,666
4.15%, 01/15/43	476	406,165
4.13%, 10/15/44	815	687,552
4.30%, 10/01/48	788	652,693
4.13%, 03/15/49	315	252,460
3.38%, 09/15/49	570	400,936
2.85%, 02/15/52(a)	400	249,703
5.75%, 10/15/52(a)	500	505,114
6.20%, 11/15/53	550	593,339
5.00%, 12/15/54(a)	500	452,228
5.45%, 01/15/56	565	546,000
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	363	377,681
NiSource, Inc.
5.95%, 06/15/41(a)	519	535,057
5.25%, 02/15/43	151	144,167
4.80%, 02/15/44	963	863,855
5.65%, 02/01/45	678	674,043
4.38%, 05/15/47	688	570,523
3.95%, 03/30/48	775	599,814
5.00%, 06/15/52	450	396,763
5.85%, 04/01/55(a)	1,500	1,492,480
ONE Gas, Inc.
4.66%, 02/01/44	488	434,531
4.50%, 11/01/48	275	236,765
Security	Par (000)	Value
Multi-Utilities (continued)
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	$255	$ 227,648
3.64%, 11/01/46(a)	180	134,944
3.35%, 06/01/50	554	380,940
5.05%, 05/15/52	450	403,232
Southern California Gas Co.
5.13%, 11/15/40	75	73,226
3.75%, 09/15/42	600	478,949
6.35%, 11/15/52	625	672,015
5.75%, 06/01/53	520	517,539
5.60%, 04/01/54	450	439,031
6.00%, 06/15/55	550	563,233
Series UU, 4.13%, 06/01/48	413	326,618
Series VV, 4.30%, 01/15/49	304	247,440
Series WW, 3.95%, 02/15/50	150	114,343
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	567,633
4.40%, 06/01/43	436	374,777
3.95%, 10/01/46	720	561,505
4.40%, 05/30/47	350	292,884
Series 2021-A, 3.15%, 09/30/51	695	451,699
Southwest Gas Corp.
4.15%, 06/01/49	300	235,766
3.18%, 08/15/51	345	235,365
Spire Missouri, Inc., 3.30%, 06/01/51	400	269,599
Washington Gas Light Co.
3.65%, 09/15/49	438	318,512
Series K, 3.80%, 09/15/46	275	213,221
		19,630,654
Oil, Gas & Consumable Fuels — 8.3%
APA Corp.
6.00%, 01/15/37	200	201,510
5.10%, 09/01/40	375	336,543
5.35%, 07/01/49	350	295,504
6.75%, 02/15/55	550	555,021
Boardwalk Pipelines LP, 5.38%, 02/15/36	365	365,718
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,505	1,146,098
3.00%, 02/24/50	1,879	1,230,544
2.77%, 11/10/50	1,684	1,044,800
2.94%, 06/04/51	1,967	1,258,453
3.00%, 03/17/52(a)	963	619,363
3.38%, 02/08/61	2,077	1,359,109
Burlington Resources LLC, 5.95%, 10/15/36	250	269,103
Canadian Natural Resources Ltd.
6.50%, 02/15/37	400	431,642
6.25%, 03/15/38	1,200	1,268,758
6.75%, 02/01/39	450	491,248
4.95%, 06/01/47(a)	843	744,957
Cenovus Energy, Inc.
5.40%, 03/20/36(a)	350	349,312
5.25%, 06/15/37	365	355,444
6.75%, 11/15/39	578	633,856
5.40%, 06/15/47	777	715,500
3.75%, 02/15/52(a)	709	501,405
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	563	482,771
Chevron Corp., 3.08%, 05/11/50	1,600	1,088,596
Chevron USA, Inc.
6.00%, 03/01/41	350	382,181
5.25%, 11/15/43(a)	250	248,429

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chevron USA, Inc. (continued)
2.34%, 08/12/50	$838	$ 488,668
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	250	228,288
3.30%, 09/30/49(a)	600	458,962
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	179,732
CNOOC Petroleum North America ULC
6.40%, 05/15/37	550	642,144
7.50%, 07/30/39	200	259,205
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	350	347,069
ConocoPhillips
5.90%, 05/15/38	225	240,205
6.50%, 02/01/39	1,650	1,852,872
4.88%, 10/01/47	500	447,495
ConocoPhillips Co.
3.76%, 03/15/42	830	679,453
4.30%, 11/15/44	529	449,064
5.95%, 03/15/46	400	411,592
3.80%, 03/15/52	1,388	1,027,618
5.30%, 05/15/53	680	635,892
5.55%, 03/15/54	940	912,423
5.50%, 01/15/55	1,415	1,364,079
4.03%, 03/15/62	1,555	1,132,763
5.70%, 09/15/63	850	829,388
5.65%, 01/15/65	590	571,253
Continental Resources, Inc., 4.90%, 06/01/44	643	520,028
Coterra Energy, Inc., 5.90%, 02/15/55	685	665,117
DCP Midstream Operating LP, 5.60%, 04/01/44	350	339,136
Devon Energy Corp.
5.60%, 07/15/41	1,013	995,882
4.75%, 05/15/42	769	674,817
5.00%, 06/15/45	688	608,025
5.75%, 09/15/54(a)	1,195	1,134,105
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	613	496,111
4.25%, 03/15/52	675	529,299
6.25%, 03/15/53	775	790,942
5.75%, 04/18/54	1,285	1,226,663
5.90%, 04/18/64	900	861,334
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,150	1,118,642
6.20%, 01/15/55	130	135,488
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	225	200,964
4.60%, 12/15/44	600	517,583
Enbridge Energy Partners LP
5.50%, 09/15/40	375	372,639
7.38%, 10/15/45	335	388,587
Series B, 7.50%, 04/15/38	350	411,028
Enbridge, Inc.
4.50%, 06/10/44	613	520,417
5.50%, 12/01/46	1,050	1,029,571
4.00%, 11/15/49	454	349,420
3.40%, 08/01/51	1,139	778,030
6.70%, 11/15/53	1,135	1,248,422
5.95%, 04/05/54(a)	1,260	1,273,791
Energy Transfer LP
6.63%, 10/15/36	370	404,899
7.50%, 07/01/38	500	579,655
6.05%, 06/01/41	700	710,971
6.50%, 02/01/42	963	1,018,032
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
6.10%, 02/15/42	$250	$ 251,607
4.95%, 01/15/43	438	385,504
5.15%, 02/01/43	413	373,635
5.95%, 10/01/43	397	394,282
5.30%, 04/01/44	826	753,439
5.00%, 05/15/44	413	362,961
5.15%, 03/15/45	1,279	1,136,735
5.35%, 05/15/45	913	829,229
6.13%, 12/15/45	1,036	1,029,941
5.30%, 04/15/47	1,020	915,536
5.40%, 10/01/47	1,079	977,818
6.00%, 06/15/48	1,000	973,424
6.25%, 04/15/49	1,629	1,624,305
5.00%, 05/15/50	2,200	1,859,145
5.95%, 05/15/54	1,975	1,884,355
6.05%, 09/01/54	1,175	1,136,940
6.20%, 04/01/55	750	740,950
6.30%, 01/15/56	800	800,098
Series 20Y, 5.80%, 06/15/38	450	458,945
Enterprise Products Operating LLC
7.55%, 04/15/38	400	480,474
6.13%, 10/15/39	600	643,547
6.45%, 09/01/40	600	663,530
5.95%, 02/01/41	697	728,348
4.85%, 08/15/42	850	786,717
4.45%, 02/15/43	1,308	1,146,327
4.85%, 03/15/44	1,829	1,672,617
5.10%, 02/15/45	1,186	1,113,140
4.90%, 05/15/46	1,161	1,054,359
4.25%, 02/15/48	1,279	1,049,381
4.80%, 02/01/49	929	817,491
4.20%, 01/31/50	1,078	867,661
3.70%, 01/31/51	625	459,503
3.20%, 02/15/52	1,204	798,617
3.30%, 02/15/53(a)	631	423,182
4.95%, 10/15/54	550	487,039
5.55%, 02/16/55	1,225	1,190,413
3.95%, 01/31/60	1,000	730,248
EOG Resources, Inc.
4.95%, 04/15/50	613	548,867
5.65%, 12/01/54(a)	855	841,081
5.95%, 07/15/55	720	738,225
Equinor ASA
3.63%, 04/06/40	829	701,520
5.10%, 08/17/40	911	900,685
4.25%, 11/23/41	500	439,816
3.95%, 05/15/43	1,250	1,048,283
4.80%, 11/08/43	450	418,227
3.25%, 11/18/49	945	660,910
3.70%, 04/06/50	1,004	760,548
Exxon Mobil Corp.
3.00%, 08/16/39	813	649,387
4.23%, 03/19/40(a)	1,819	1,660,703
3.57%, 03/06/45	1,025	803,330
4.11%, 03/01/46	2,504	2,091,813
3.10%, 08/16/49	1,243	847,677
4.33%, 03/19/50	2,468	2,066,905
3.45%, 04/15/51	2,665	1,913,106
Hess Corp.
6.00%, 01/15/40	600	646,385
5.60%, 02/15/41	1,054	1,090,894
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp. (continued)
5.80%, 04/01/47(a)	$554	$ 572,253
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	576	633,044
6.95%, 01/15/38	1,286	1,457,926
6.50%, 09/01/39	600	659,945
6.55%, 09/15/40	550	599,195
7.50%, 11/15/40(a)	300	353,489
6.38%, 03/01/41	413	443,399
5.63%, 09/01/41	300	297,544
5.00%, 08/15/42	650	602,192
4.70%, 11/01/42	400	356,537
5.00%, 03/01/43	763	699,478
5.50%, 03/01/44	745	718,414
5.40%, 09/01/44	363	347,026
Kinder Morgan, Inc.
5.55%, 06/01/45	1,486	1,444,789
5.05%, 02/15/46	770	697,469
5.20%, 03/01/48	486	447,061
3.25%, 08/01/50	500	331,019
3.60%, 02/15/51	1,829	1,288,635
5.45%, 08/01/52	225	211,417
5.95%, 08/01/54(a)	820	823,622
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,525,290
4.75%, 09/15/44	763	658,396
4.50%, 04/01/48	259	207,871
5.00%, 09/15/54(a)	650	547,697
MPLX LP
4.50%, 04/15/38	1,425	1,299,682
5.20%, 03/01/47	1,029	924,419
5.20%, 12/01/47	813	726,689
4.70%, 04/15/48	1,586	1,319,007
5.50%, 02/15/49	1,504	1,386,521
4.95%, 03/14/52	1,321	1,115,509
5.65%, 03/01/53	690	642,400
5.95%, 04/01/55	900	872,399
6.20%, 09/15/55(a)	755	755,252
4.90%, 04/15/58	400	330,164
Occidental Petroleum Corp.
6.45%, 09/15/36	1,500	1,598,367
7.95%, 06/15/39	275	323,111
6.20%, 03/15/40	700	713,221
6.60%, 03/15/46	950	979,487
4.40%, 04/15/46	575	456,885
4.20%, 03/15/48	450	335,480
6.05%, 10/01/54	990	950,887
ONEOK Partners LP
6.65%, 10/01/36	500	547,123
6.85%, 10/15/37	700	775,298
6.13%, 02/01/41	575	594,828
6.20%, 09/15/43	250	255,080
ONEOK, Inc.
5.15%, 10/15/43	600	547,372
5.60%, 04/01/44	300	284,568
5.05%, 04/01/45	400	354,624
4.25%, 09/15/46	563	444,198
5.45%, 06/01/47	350	325,478
4.95%, 07/13/47	504	439,934
4.20%, 10/03/47	460	356,488
5.20%, 07/15/48	763	685,741
4.85%, 02/01/49	550	463,641
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
4.45%, 09/01/49(a)	$625	$ 507,532
3.95%, 03/01/50	1,011	735,385
4.50%, 03/15/50	413	334,431
7.15%, 01/15/51	250	278,742
6.63%, 09/01/53	1,150	1,210,229
5.70%, 11/01/54	1,700	1,588,445
6.25%, 10/15/55	1,400	1,408,562
5.85%, 11/01/64	975	916,825
Ovintiv, Inc.
6.63%, 08/15/37	575	616,022
6.50%, 02/01/38	443	467,885
7.10%, 07/15/53(a)	400	433,046
Phillips 66
5.88%, 05/01/42	1,326	1,335,010
4.88%, 11/15/44	1,636	1,446,396
3.30%, 03/15/52	1,067	697,070
Phillips 66 Co.
4.68%, 02/15/45	600	510,559
4.90%, 10/01/46	713	619,905
5.65%, 06/15/54	450	423,280
5.50%, 03/15/55	775	715,611
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	871,006
5.15%, 06/01/42	350	322,283
4.30%, 01/31/43	300	247,856
4.70%, 06/15/44	720	617,158
4.90%, 02/15/45	579	510,900
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	389	409,570
Shell Finance U.S., Inc.
6.38%, 12/15/38(e)	2,676	2,981,630
5.50%, 03/25/40(e)	525	535,771
5.13%, 10/15/41(e)	200	194,182
4.55%, 08/12/43	1,259	1,126,863
4.38%, 05/11/45	2,373	2,045,427
4.00%, 05/10/46	1,736	1,407,896
3.75%, 09/12/46	1,295	1,008,574
3.13%, 11/07/49(e)	1,378	929,957
3.25%, 04/06/50(a)	1,239	855,378
3.00%, 11/26/51(e)	625	404,802
Shell International Finance BV
2.88%, 11/26/41	563	412,657
3.63%, 08/21/42	600	483,240
4.38%, 05/11/45	500	433,516
3.25%, 04/06/50	600	411,819
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	675	649,168
Spectra Energy Partners LP
5.95%, 09/25/43	100	101,033
4.50%, 03/15/45	810	684,781
Suncor Energy, Inc.
6.80%, 05/15/38	683	755,197
6.50%, 06/15/38	650	699,358
6.85%, 06/01/39	613	676,347
4.00%, 11/15/47(a)	829	634,743
3.75%, 03/04/51(a)	721	513,151
Targa Resources Corp.
5.65%, 02/15/36	675	693,595
5.40%, 07/30/36	725	726,387
4.95%, 04/15/52	852	727,773
6.25%, 07/01/52	350	354,737
6.50%, 02/15/53	850	891,739

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
6.13%, 05/15/55	$920	$ 920,434
TotalEnergies Capital International SA
2.99%, 06/29/41	550	414,361
3.46%, 07/12/49	813	584,633
3.13%, 05/29/50	2,204	1,480,503
3.39%, 06/29/60	529	345,084
TotalEnergies Capital SA
5.49%, 04/05/54	1,575	1,532,340
5.28%, 09/10/54	950	896,959
5.64%, 04/05/64	1,100	1,072,452
5.43%, 09/10/64	1,225	1,152,900
TransCanada PipeLines Ltd.
5.85%, 03/15/36	600	628,286
6.20%, 10/15/37	830	885,849
7.25%, 08/15/38	513	588,167
7.63%, 01/15/39	1,063	1,262,859
6.10%, 06/01/40	800	840,754
5.00%, 10/16/43	200	187,204
4.88%, 05/15/48(a)	475	427,708
5.10%, 03/15/49	1,185	1,101,030
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/36(e)	635	637,019
5.40%, 08/15/41	150	147,217
4.45%, 08/01/42	438	384,601
4.60%, 03/15/48	780	676,854
3.95%, 05/15/50	513	396,256
5.75%, 03/15/56(e)	550	546,428
Valero Energy Corp.
6.63%, 06/15/37	1,725	1,903,052
4.90%, 03/15/45	413	370,152
3.65%, 12/01/51	625	433,402
4.00%, 06/01/52(a)	319	235,605
Western Midstream Operating LP
5.45%, 04/01/44	505	461,436
5.30%, 03/01/48	725	630,370
5.50%, 08/15/48	375	333,691
5.25%, 02/01/50	950	815,585
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,413,252
5.80%, 11/15/43	100	99,281
5.40%, 03/04/44	229	219,841
5.75%, 06/24/44	779	774,693
4.90%, 01/15/45	363	325,439
5.10%, 09/15/45	845	777,360
4.85%, 03/01/48	613	535,882
3.50%, 10/15/51	800	555,780
5.30%, 08/15/52	1,020	940,890
5.80%, 11/15/54	900	886,004
6.00%, 03/15/55	395	400,306
5.95%, 03/15/56	715	714,872
Woodside Finance Ltd., 5.70%, 09/12/54(a)	725	682,446
		206,173,660
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	268,060
International Paper Co.
7.30%, 11/15/39	400	466,340
6.00%, 11/15/41	350	362,071
4.80%, 06/15/44(a)	716	631,116
Security	Par (000)	Value
Paper & Forest Products (continued)
International Paper Co. (continued)
5.15%, 05/15/46(a)	$650	$ 594,921
4.40%, 08/15/47	563	462,620
4.35%, 08/15/48(a)	825	668,152
		3,453,280
Passenger Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2024-1, Class A, 5.88%, 08/15/38	338	346,480
Series 2024-1, Class AA, 5.45%, 08/15/38	676	690,263
		1,036,743
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45(a)	450	383,851
3.70%, 08/01/47	645	510,292
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	324,906
4.38%, 06/15/45	475	401,238
4.15%, 03/15/47	463	372,720
3.13%, 12/01/49	391	260,096
5.15%, 05/15/53	505	465,559
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	900	707,775
Kenvue, Inc.
5.10%, 03/22/43(a)	580	556,818
5.05%, 03/22/53(a)	1,450	1,326,547
5.20%, 03/22/63	750	682,311
Procter & Gamble Co.
5.55%, 03/05/37	550	591,816
3.55%, 03/25/40	163	140,557
3.50%, 10/25/47	250	192,848
3.60%, 03/25/50	504	384,959
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	504	312,066
		7,614,359
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.30%, 05/14/36	1,130	1,080,618
4.05%, 11/21/39	3,587	3,188,901
4.63%, 10/01/42	275	252,304
4.40%, 11/06/42	3,110	2,767,524
5.35%, 03/15/44	575	567,782
4.85%, 06/15/44	1,036	957,450
4.75%, 03/15/45	752	684,357
4.70%, 05/14/45	2,698	2,436,832
4.45%, 05/14/46	1,961	1,700,987
4.88%, 11/14/48	1,754	1,589,930
4.25%, 11/21/49	5,581	4,601,754
5.40%, 03/15/54	3,190	3,089,722
5.60%, 03/15/55	730	729,249
5.50%, 03/15/64	1,440	1,394,293
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,227,909
4.00%, 09/18/42	800	688,355
4.38%, 11/16/45	462	405,903
4.38%, 08/17/48	546	473,564
2.13%, 08/06/50	998	556,591
3.00%, 05/28/51(a)	925	621,330
Becton Dickinson & Co.
4.69%, 12/15/44	844	746,825
4.67%, 06/06/47	1,538	1,340,490
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co. (continued)
3.79%, 05/20/50	$897	$ 670,479
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	1,997,475
2.35%, 11/13/40(a)	925	653,928
3.55%, 03/15/42	1,440	1,156,205
3.25%, 08/01/42	500	382,824
5.50%, 02/22/44(a)	240	239,970
4.50%, 03/01/44	250	220,319
4.63%, 05/15/44	350	313,892
5.00%, 08/15/45	775	727,636
4.35%, 11/15/47	1,360	1,143,961
4.55%, 02/20/48	1,142	983,039
4.25%, 10/26/49	3,976	3,242,701
2.55%, 11/13/50	1,739	1,027,117
3.70%, 03/15/52	1,693	1,239,431
6.25%, 11/15/53	400	433,867
5.55%, 02/22/54	2,465	2,408,656
3.90%, 03/15/62	1,014	731,933
5.65%, 02/22/64	300	293,257
Cardinal Health, Inc.
4.60%, 03/15/43	300	263,679
4.50%, 11/15/44	500	430,008
4.90%, 09/15/45	770	694,417
4.37%, 06/15/47	513	425,927
5.75%, 11/15/54	400	398,088
Cencora, Inc.
4.25%, 03/01/45	538	455,104
4.30%, 12/15/47	463	388,137
CVS Health Corp.
4.78%, 03/25/38	4,773	4,473,868
6.13%, 09/15/39	200	207,712
4.13%, 04/01/40	610	518,149
2.70%, 08/21/40	400	283,795
5.30%, 12/05/43	700	649,259
6.00%, 06/01/44	875	876,023
5.13%, 07/20/45	3,106	2,788,424
5.05%, 03/25/48	7,392	6,492,891
4.25%, 04/01/50	521	400,184
5.63%, 02/21/53	1,275	1,191,959
5.88%, 06/01/53	1,340	1,291,036
6.05%, 06/01/54	1,075	1,061,133
6.20%, 09/15/55	1,000	1,009,409
6.00%, 06/01/63	815	782,802
6.25%, 09/15/65(a)	560	558,505
Eli Lilly & Co.
5.55%, 03/15/37(a)	400	427,073
3.70%, 03/01/45	529	421,463
3.95%, 05/15/47(a)	550	445,958
3.95%, 03/15/49	900	722,961
2.25%, 05/15/50	1,775	1,012,429
4.88%, 02/27/53	1,210	1,099,283
5.00%, 02/09/54	1,660	1,533,305
5.05%, 08/14/54	1,250	1,164,239
5.50%, 02/12/55	1,315	1,308,671
5.55%, 10/15/55	405	406,174
4.15%, 03/15/59	1,025	806,240
2.50%, 09/15/60	796	430,760
4.95%, 02/27/63	1,265	1,133,116
5.10%, 02/09/64	1,375	1,261,307
5.20%, 08/14/64	830	773,532
5.60%, 02/12/65	545	541,466
5.65%, 10/15/65	820	819,630
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38(a)	$2,426	$ 2,716,789
4.20%, 03/18/43	396	346,199
Johnson & Johnson
3.55%, 03/01/36	994	910,617
3.63%, 03/03/37	1,113	1,006,330
5.95%, 08/15/37	825	913,476
3.40%, 01/15/38	1,025	897,210
5.85%, 07/15/38	700	766,217
2.10%, 09/01/40	476	334,813
4.50%, 09/01/40	391	376,164
4.85%, 05/15/41	550	541,269
4.50%, 12/05/43	620	574,234
3.70%, 03/01/46	1,713	1,382,178
3.75%, 03/03/47	1,150	923,160
3.50%, 01/15/48	736	564,098
2.25%, 09/01/50(a)	625	366,943
5.25%, 06/01/54(a)	1,020	1,019,646
2.45%, 09/01/60	993	544,015
Mead Johnson Nutrition Co., 4.60%, 06/01/44	463	411,607
Merck & Co., Inc.
6.55%, 09/15/37	330	373,856
3.90%, 03/07/39	963	856,130
2.35%, 06/24/40	1,059	761,078
3.60%, 09/15/42	550	442,998
4.15%, 05/18/43	1,095	939,268
4.90%, 05/17/44	800	749,131
3.70%, 02/10/45	1,551	1,228,637
5.50%, 03/15/46	690	685,623
4.00%, 03/07/49	1,854	1,475,505
2.45%, 06/24/50	979	572,776
2.75%, 12/10/51	1,921	1,180,857
5.00%, 05/17/53	1,570	1,432,153
5.70%, 09/15/55	1,175	1,179,497
5.55%, 12/04/55	1,375	1,353,046
2.90%, 12/10/61	1,404	811,038
5.15%, 05/17/63	1,015	921,178
5.70%, 12/04/65	925	911,284
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	500	536,922
Mylan, Inc.
5.40%, 11/29/43	538	467,150
5.20%, 04/15/48	404	329,898
Novartis Capital Corp.
3.70%, 09/21/42	550	454,999
4.40%, 05/06/44	1,636	1,451,787
5.20%, 11/05/45	225	218,787
4.00%, 11/20/45	1,220	1,015,682
2.75%, 08/14/50	1,385	883,908
4.70%, 09/18/54	520	461,133
5.30%, 11/05/55	475	459,050
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,750	2,642,223
5.30%, 05/19/53	5,905	5,595,649
5.34%, 05/19/63	3,675	3,414,595
Pfizer, Inc.
4.00%, 12/15/36(a)	863	807,315
4.10%, 09/15/38	829	756,975
3.90%, 03/15/39	813	717,200
7.20%, 03/15/39	2,166	2,577,023
2.55%, 05/28/40	1,159	850,697
5.60%, 09/15/40	400	416,308
4.30%, 06/15/43	1,463	1,277,160
4.40%, 05/15/44	813	724,882

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.13%, 12/15/46	$1,243	$ 1,024,631
4.20%, 09/15/48	713	588,498
4.00%, 03/15/49	1,279	1,023,814
2.70%, 05/28/50(a)	1,160	725,167
5.60%, 11/15/55(a)	600	596,134
5.70%, 11/15/65	500	492,885
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,140,457
5.65%, 07/05/44	650	652,663
3.18%, 07/09/50	2,108	1,410,063
5.65%, 07/05/54	400	393,234
3.38%, 07/09/60	1,278	818,545
5.80%, 07/05/64	400	393,125
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	1,200	1,217,790
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	588	487,685
Viatris, Inc.
3.85%, 06/22/40	1,429	1,098,640
4.00%, 06/22/50	1,768	1,184,262
Wyeth LLC
6.00%, 02/15/36	100	108,017
5.95%, 04/01/37	1,563	1,679,895
Zoetis, Inc.
4.70%, 02/01/43	1,004	917,332
3.95%, 09/12/47	513	411,276
4.45%, 08/20/48	263	224,665
3.00%, 05/15/50(a)	279	186,019
		164,220,636
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	167,307
4.30%, 04/15/52	450	354,898
AvalonBay Communities, Inc.
3.90%, 10/15/46	263	209,529
4.15%, 07/01/47	300	246,283
4.35%, 04/15/48	500	422,381
Camden Property Trust, 3.35%, 11/01/49	400	280,184
ERP Operating LP
4.50%, 07/01/44	772	688,291
4.50%, 06/01/45	363	315,803
4.00%, 08/01/47(a)	150	120,214
Essex Portfolio LP
4.50%, 03/15/48	275	232,809
2.65%, 09/01/50	229	137,317
Mid-America Apartments LP, 2.88%, 09/15/51(a)	459	291,455
NNN REIT, Inc.
4.80%, 10/15/48	200	175,880
3.10%, 04/15/50	429	279,210
3.50%, 04/15/51	350	246,804
3.00%, 04/15/52	528	331,025
Realty Income Corp.
4.65%, 03/15/47	800	706,476
5.38%, 09/01/54	455	438,556
		5,644,422
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	686,611
4.75%, 03/15/42	526	484,196
4.25%, 10/01/44	163	137,701
4.25%, 11/30/46	488	407,733
3.25%, 09/13/49(a)	1,541	1,061,770
Security	Par (000)	Value
Retail REITs (continued)
Simon Property Group LP (continued)
3.80%, 07/15/50	$1,429	$ 1,077,675
5.85%, 03/08/53	600	611,097
6.65%, 01/15/54(a)	115	128,698
		4,595,481
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	580	487,058
Analog Devices, Inc.
2.80%, 10/01/41	651	477,766
5.30%, 12/15/45	300	292,260
2.95%, 10/01/51	1,250	810,210
5.30%, 04/01/54	350	336,903
Applied Materials, Inc.
5.85%, 06/15/41	525	557,938
4.35%, 04/01/47	820	707,967
2.75%, 06/01/50(a)	813	523,432
Broadcom, Inc.
4.80%, 02/15/36	2,295	2,263,881
3.19%, 11/15/36(e)	3,025	2,561,123
4.93%, 05/15/37(e)	2,250	2,216,466
4.90%, 02/15/38	1,630	1,594,769
3.50%, 02/15/41	2,766	2,244,956
3.75%, 02/15/51(a)	1,935	1,461,117
5.70%, 01/15/56	1,260	1,269,325
Intel Corp.
4.60%, 03/25/40	725	649,618
2.80%, 08/12/41	657	463,436
4.80%, 10/01/41	740	663,018
4.25%, 12/15/42	500	411,263
5.63%, 02/10/43	980	954,619
4.90%, 07/29/45	750	654,196
4.10%, 05/19/46	1,073	828,934
4.10%, 05/11/47	1,113	851,065
3.73%, 12/08/47	2,009	1,446,744
3.25%, 11/15/49	1,775	1,152,246
4.75%, 03/25/50	2,356	1,946,215
3.05%, 08/12/51	1,250	778,139
4.90%, 08/05/52	1,775	1,490,588
5.70%, 02/10/53	1,585	1,494,823
5.60%, 02/21/54(a)	1,235	1,154,011
3.10%, 02/15/60	1,013	578,458
4.95%, 03/25/60	954	782,201
3.20%, 08/12/61	775	447,154
5.05%, 08/05/62	700	578,881
5.90%, 02/10/63	1,100	1,049,215
KLA Corp.
5.00%, 03/15/49(a)	275	255,199
3.30%, 03/01/50	686	480,530
4.95%, 07/15/52(a)	1,620	1,476,114
5.25%, 07/15/62	770	715,051
Lam Research Corp.
4.88%, 03/15/49	654	601,621
2.88%, 06/15/50	754	490,456
3.13%, 06/15/60	625	389,205
Micron Technology, Inc.
3.37%, 11/01/41	463	358,372
3.48%, 11/01/51	413	294,930
NVIDIA Corp.
3.50%, 04/01/40	1,088	918,603
3.50%, 04/01/50(a)	2,018	1,495,466
3.70%, 04/01/60	443	323,578
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	$813	$ 615,475
3.13%, 02/15/42	763	558,091
3.25%, 11/30/51(a)	175	115,880
QUALCOMM, Inc.
4.80%, 05/20/45	1,170	1,066,272
4.30%, 05/20/47	1,293	1,080,239
3.25%, 05/20/50	910	626,464
4.50%, 05/20/52	1,417	1,190,620
6.00%, 05/20/53	1,170	1,226,226
Texas Instruments, Inc.
3.88%, 03/15/39	779	693,052
4.15%, 05/15/48	1,479	1,222,710
2.70%, 09/15/51(a)	375	229,698
4.10%, 08/16/52	345	275,601
5.00%, 03/14/53	795	730,937
5.15%, 02/08/54(a)	575	544,763
5.05%, 05/18/63	1,250	1,125,280
TSMC Arizona Corp.
3.13%, 10/25/41	916	739,930
3.25%, 10/25/51(a)	950	715,965
4.50%, 04/22/52(a)	880	821,828
		57,558,151
Software — 2.4%
Electronic Arts, Inc., 2.95%, 02/15/51(a)	446	414,276
International Business Machines Corp., 5.80%, 02/03/56	565	562,726
Intuit, Inc., 5.50%, 09/15/53(a)	1,110	1,070,116
Microsoft Corp.
3.45%, 08/08/36	1,692	1,533,502
4.10%, 02/06/37	850	816,798
5.30%, 02/08/41(a)	750	770,841
3.50%, 11/15/42(a)	400	325,595
3.75%, 02/12/45	100	82,099
4.45%, 11/03/45(a)	1,000	911,874
3.70%, 08/08/46	1,429	1,138,740
4.25%, 02/06/47	1,150	1,006,429
4.50%, 06/15/47	350	314,376
2.53%, 06/01/50(a)	6,111	3,702,480
2.50%, 09/15/50	1,860	1,120,889
2.92%, 03/17/52	5,577	3,632,644
4.00%, 02/12/55(a)	425	336,694
3.95%, 08/08/56	400	313,920
4.50%, 02/06/57(a)	1,309	1,158,552
2.68%, 06/01/60	3,208	1,819,422
3.04%, 03/17/62	1,940	1,195,467
MSCI, Inc., 5.15%, 03/15/36	350	345,599
Oracle Corp.
3.85%, 07/15/36	1,370	1,143,831
3.80%, 11/15/37	970	781,476
6.50%, 04/15/38	1,200	1,227,548
6.13%, 07/08/39	1,113	1,097,974
3.60%, 04/01/40	3,009	2,227,296
5.38%, 07/15/40	2,229	2,003,602
3.65%, 03/25/41	2,560	1,868,076
4.50%, 07/08/44	913	691,760
4.13%, 05/15/45	1,041	743,621
4.00%, 07/15/46	2,991	2,062,912
4.00%, 11/15/47	2,118	1,447,092
3.60%, 04/01/50	4,569	2,847,720
3.95%, 03/25/51	3,484	2,285,952
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.90%, 11/09/52	$1,650	$ 1,620,166
5.55%, 02/06/53	2,375	1,973,814
5.38%, 09/27/54	1,555	1,248,790
4.38%, 05/15/55(a)	1,711	1,173,805
6.00%, 08/03/55	900	786,564
3.85%, 04/01/60	4,191	2,541,503
4.10%, 03/25/61	1,800	1,153,694
5.50%, 09/27/64	1,275	1,011,161
6.13%, 08/03/65	750	654,331
Salesforce, Inc.
2.70%, 07/15/41	1,279	916,678
2.90%, 07/15/51(a)	1,773	1,108,883
3.05%, 07/15/61	1,220	725,390
Synopsys, Inc., 5.70%, 04/01/55	1,750	1,724,672
		59,641,350
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	800	772,177
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	780	570,185
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36(a)	1,188	1,195,645
2.38%, 02/08/41	600	429,675
3.85%, 05/04/43	3,325	2,793,149
4.45%, 05/06/44	713	652,209
3.45%, 02/09/45	1,269	983,600
4.38%, 05/13/45	1,413	1,252,882
4.65%, 02/23/46	4,092	3,733,077
3.85%, 08/04/46	1,620	1,308,795
4.25%, 02/09/47	1,163	993,825
3.75%, 09/12/47	1,250	985,509
3.75%, 11/13/47	1,186	935,882
2.95%, 09/11/49	1,586	1,058,734
2.65%, 05/11/50(a)	2,144	1,334,033
2.40%, 08/20/50	1,473	870,214
2.65%, 02/08/51	2,386	1,471,848
2.70%, 08/05/51	2,065	1,280,148
3.95%, 08/08/52	1,850	1,461,633
4.85%, 05/10/53(a)	1,080	1,014,759
2.55%, 08/20/60	1,029	566,009
2.80%, 02/08/61	2,773	1,608,004
2.85%, 08/05/61(a)	1,105	649,009
4.10%, 08/08/62	1,150	896,199
Dell International LLC/EMC Corp.
5.10%, 02/15/36(a)	800	786,216
8.10%, 07/15/36	951	1,141,037
3.38%, 12/15/41	1,429	1,079,694
8.35%, 07/15/46	460	578,956
3.45%, 12/15/51(a)	1,253	856,328
Dell, Inc., 6.50%, 04/15/38	229	244,400
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	1,445	1,472,299
5.60%, 10/15/54	1,350	1,237,765
HP, Inc., 6.00%, 09/15/41(a)	1,188	1,182,007
		36,053,540
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40(a)	1,129	908,386
3.63%, 05/01/43	300	239,391

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.88%, 11/01/45	$938	$ 755,467
3.38%, 11/01/46	718	531,661
3.38%, 03/27/50	1,225	877,801
		3,312,706
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,680,791
3.40%, 02/04/41	1,929	1,486,754
4.25%, 08/09/42	950	793,740
4.50%, 05/02/43	829	706,731
5.38%, 01/31/44(a)	1,544	1,479,071
3.88%, 09/16/46	1,636	1,229,422
5.95%, 02/14/49(a)	2,143	2,136,253
4.45%, 05/06/50	741	591,731
3.70%, 02/04/51	895	631,400
4.00%, 02/04/61	1,229	886,138
BAT Capital Corp.
4.39%, 08/15/37	2,566	2,353,273
3.73%, 09/25/40	500	405,013
7.08%, 08/02/43	550	616,503
4.54%, 08/15/47	2,345	1,944,307
4.76%, 09/06/49	1,470	1,241,075
5.28%, 04/02/50	463	418,047
3.98%, 09/25/50	400	294,569
5.65%, 03/16/52	104	98,362
7.08%, 08/02/53	1,000	1,128,895
6.25%, 08/15/55	400	412,096
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,884,597
4.38%, 11/15/41	795	704,927
4.50%, 03/20/42	460	411,197
3.88%, 08/21/42	713	586,545
4.13%, 03/04/43	971	823,586
4.88%, 11/15/43	988	910,937
4.25%, 11/10/44	1,050	891,261
Reynolds American, Inc.
7.25%, 06/15/37	400	460,531
6.15%, 09/15/43	297	303,883
5.85%, 08/15/45	2,350	2,312,078
		29,823,713
Transportation Infrastructure — 0.6%
FedEx Corp.
3.25%, 05/15/41	733	544,098
3.88%, 08/01/42	500	389,460
4.10%, 04/15/43	500	398,452
4.10%, 02/01/45	625	486,170
4.55%, 04/01/46	200	170,309
4.40%, 01/15/47	763	609,896
4.05%, 02/15/48	200	155,798
4.95%, 10/17/48(a)	979	844,348
5.25%, 05/15/50	400	373,243
Series ., 4.10%, 02/01/45	400	321,911
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,573,903
5.20%, 04/01/40(a)	429	432,504
4.88%, 11/15/40	400	385,821
3.63%, 10/01/42	463	370,826
3.40%, 11/15/46	667	491,238
3.75%, 11/15/47	605	466,665
4.25%, 03/15/49	879	723,657
3.40%, 09/01/49(a)	800	566,716
Security	Par (000)	Value
Transportation Infrastructure (continued)
United Parcel Service, Inc. (continued)
5.30%, 04/01/50(a)	$879	$ 841,018
5.05%, 03/03/53	1,100	1,003,668
5.50%, 05/22/54(a)	1,125	1,092,903
5.95%, 05/14/55	1,100	1,135,111
5.60%, 05/22/64(a)	525	506,289
6.05%, 05/14/65	900	929,303
		14,813,307
Utilities — 0.3%
American Water Capital Corp.
6.59%, 10/15/37	800	908,040
4.30%, 12/01/42(a)	325	283,893
4.30%, 09/01/45	213	181,080
4.00%, 12/01/46	280	222,439
3.75%, 09/01/47	713	545,432
4.20%, 09/01/48	575	469,694
4.15%, 06/01/49	513	412,996
3.45%, 05/01/50	550	390,572
3.25%, 06/01/51	745	504,044
5.45%, 03/01/54	450	435,852
5.70%, 09/01/55	870	867,077
Essential Utilities, Inc.
4.28%, 05/01/49	550	447,199
3.35%, 04/15/50(a)	529	366,511
5.30%, 05/01/52	379	354,178
		6,389,007
Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.13%, 11/15/37	425	453,641
6.13%, 03/30/40	1,675	1,770,063
4.38%, 07/16/42	671	582,624
4.38%, 04/22/49(a)	1,078	899,703
Orange SA
5.38%, 01/13/42	787	770,942
5.50%, 02/06/44(a)	875	864,056
Rogers Communications, Inc.
7.50%, 08/15/38	225	259,106
4.50%, 03/15/42	826	710,242
4.50%, 03/15/43	500	422,686
5.45%, 10/01/43	550	520,316
5.00%, 03/15/44	788	706,709
4.30%, 02/15/48	986	790,243
3.70%, 11/15/49(a)	539	394,287
4.55%, 03/15/52	1,898	1,529,970
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,973,597
3.00%, 02/15/41	2,359	1,748,482
4.50%, 04/15/50	2,550	2,096,415
3.30%, 02/15/51	3,500	2,325,041
3.40%, 10/15/52	2,259	1,511,309
5.65%, 01/15/53	1,850	1,777,733
5.75%, 01/15/54	1,150	1,120,553
6.00%, 06/15/54(a)	830	838,419
5.50%, 01/15/55(a)	565	531,152
5.25%, 06/15/55	800	723,532
5.88%, 11/15/55	1,075	1,067,398
5.70%, 01/15/56	1,100	1,063,341
5.85%, 02/15/56	1,850	1,822,783
3.60%, 11/15/60	2,381	1,572,278
5.80%, 09/15/62	800	783,292
Vodafone Group PLC
6.15%, 02/27/37	649	705,987
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.00%, 05/30/38	$625	$ 617,710
4.38%, 02/19/43	475	407,403
5.25%, 05/30/48	1,350	1,252,605
4.88%, 06/19/49	1,693	1,483,741
4.25%, 09/17/50	667	526,627
5.63%, 02/10/53	875	842,144
5.75%, 06/28/54	1,725	1,675,650
5.13%, 06/19/59(a)	250	222,004
5.75%, 02/10/63	600	573,735
5.88%, 06/28/64	875	851,772
		40,789,291
Total Corporate Bonds — 88.3% (Cost: $2,368,760,399)		2,194,191,889
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bonds
5.65%, 01/13/37	1,600	1,686,636
3.10%, 05/07/41	2,850	2,188,326
4.34%, 03/07/42	2,125	1,888,633
3.63%, 10/30/42	450	365,200
3.86%, 06/21/47	975	779,238
3.50%, 01/25/50	2,453	1,791,714
4.00%, 01/31/52(a)	960	758,458
5.33%, 01/05/54(a)	1,270	1,227,482
3.10%, 01/22/61	2,032	1,258,430
3.25%, 09/21/71	608	375,780
		12,319,897
Hungary — 0.1%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	1,416	1,643,812
Indonesia — 0.5%
Indonesia Government International Bond, 5.48%, 02/21/56	400	386,383
Indonesia Government International Bonds
4.90%, 04/16/36	1,000	983,354
4.35%, 01/11/48(a)	1,516	1,274,062
5.35%, 02/11/49	900	882,587
3.70%, 10/30/49	1,200	884,592
3.50%, 02/14/50	1,178	834,018
4.20%, 10/15/50	1,728	1,378,493
3.05%, 03/12/51	2,139	1,375,872
4.30%, 03/31/52	700	565,333
5.45%, 09/20/52(a)	525	507,732
5.65%, 01/11/53	830	820,273
5.10%, 02/10/54(a)	950	890,735
5.15%, 09/10/54(a)	200	187,986
3.20%, 09/23/61	500	307,688
4.45%, 04/15/70	1,200	935,992
3.35%, 03/12/71	200	123,562
		12,338,662
Israel — 0.3%
Israel Government International Bonds
Series 100Y, 4.50%, 12/31/99	1,250	923,757
Series 30Y, 4.50%, 01/30/43	1,535	1,340,653
Series 30Y, 4.13%, 01/17/48	1,178	921,338
Security	Par (000)	Value
Israel (continued)
Israel Government International Bonds (continued)
Series 30Y, 3.88%, 07/03/50	$2,178	$ 1,587,143
Series 30Y, 5.75%, 03/12/54	1,950	1,867,609
State of Israel, Series 30Y, 3.38%, 01/15/50	1,578	1,058,279
		7,698,779
Italy — 0.1%
Republic of Italy Government International Bonds
Series 10Y, 4.00%, 10/17/49	2,258	1,718,186
Series 30Y, 3.88%, 05/06/51	1,978	1,456,552
		3,174,738
Mexico — 1.9%
Mexico Government International Bond
6.13%, 02/09/38	3,880	3,869,694
6.75%, 02/09/56	1,000	989,085
Mexico Government International Bonds
6.00%, 05/07/36	4,400	4,430,852
6.88%, 05/13/37	4,070	4,315,978
6.63%, 01/29/38	1,925	1,998,248
6.05%, 01/11/40	2,656	2,631,872
4.28%, 08/14/41	2,832	2,258,507
4.75%, 03/08/44	3,672	3,004,148
5.55%, 01/21/45(a)	2,765	2,549,011
4.60%, 01/23/46	1,982	1,546,912
4.35%, 01/15/47(a)	1,297	971,102
4.60%, 02/10/48(a)	1,922	1,480,351
4.50%, 01/31/50	2,329	1,755,418
5.00%, 04/27/51	2,510	2,008,811
4.40%, 02/12/52	2,475	1,793,082
6.34%, 05/04/53	2,564	2,426,284
6.40%, 05/07/54	2,500	2,384,185
7.38%, 05/13/55	2,015	2,160,668
3.77%, 05/24/61	2,710	1,653,596
5.75%, 12/31/99	2,472	2,051,226
		46,279,030
Panama — 0.4%
Panama Government International Bonds
8.00%, 03/01/38	1,100	1,273,717
4.50%, 05/15/47	1,150	899,868
4.50%, 04/16/50	1,968	1,499,054
4.30%, 04/29/53	1,778	1,305,548
6.85%, 03/28/54(a)	850	874,874
4.50%, 04/01/56(a)	2,208	1,623,270
7.88%, 03/01/57	650	748,790
3.87%, 07/23/60	2,003	1,300,178
4.50%, 01/19/63(a)	1,500	1,094,898
		10,620,197
Peru — 0.5%
Peru Government International Bonds
5.50%, 03/30/36	1,275	1,296,084
6.55%, 03/14/37	888	975,459
3.30%, 03/11/41	1,409	1,082,860
5.63%, 11/18/50	2,435	2,356,810
3.55%, 03/10/51	1,800	1,248,684
5.88%, 08/08/54	1,475	1,444,848
6.20%, 06/30/55	1,475	1,506,852
2.78%, 12/01/60	2,236	1,209,767

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peru Government International Bonds (continued)
3.60%, 01/15/72	$1,025	$ 644,180
3.23%, 12/31/99	1,088	587,279
		12,352,823
Philippines — 0.6%
Panama Government International Bonds
5.50%, 01/17/48	1,200	1,181,657
5.60%, 05/14/49	950	946,689
5.18%, 09/05/49	1,000	941,574
Philippines Government International Bonds
5.00%, 01/13/37(a)	1,328	1,323,274
3.95%, 01/20/40	1,650	1,432,352
3.70%, 03/01/41	1,926	1,587,541
3.70%, 02/02/42	1,903	1,553,415
2.95%, 05/05/45	1,478	1,020,595
2.65%, 12/10/45	1,710	1,113,733
3.20%, 07/06/46	1,810	1,277,280
4.20%, 03/29/47	900	738,017
5.95%, 10/13/47	400	413,936
5.90%, 02/04/50(a)	1,000	1,041,055
5.75%, 01/27/51	700	707,989
		15,279,107
Poland — 0.2%
Republic of Poland Government International Bonds
Series 30Y, 5.50%, 04/04/53	2,300	2,179,919
Series 30Y, 5.50%, 03/18/54	3,300	3,127,564
		5,307,483
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	603	442,856
Korea International Bonds(a)
4.13%, 06/10/44	1,000	898,460
3.88%, 09/20/48	345	288,434
		1,629,750
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	600	627,995
Inter-American Development Bank(a)
3.20%, 08/07/42	370	300,621
4.38%, 01/24/44	325	303,463
		1,232,079
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	985	910,527
Uruguay Government International Bonds
7.63%, 03/21/36	1,150	1,382,363
5.44%, 02/14/37	1,810	1,868,311
4.13%, 11/20/45	850	737,644
5.10%, 06/18/50	3,281	3,056,660
4.98%, 04/20/55	2,724	2,454,708
		10,410,213
Total Foreign Agency Obligations — 5.7% (Cost: $150,740,691)		140,286,570
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	910	885,317
California — 1.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,283,241
Security	Par (000)	Value
California (continued)
Bay Area Toll Authority, RB, BAB (continued)
Series S-1, 7.04%, 04/01/50(a)	$175	$ 202,249
Series S-3, 6.91%, 10/01/50	540	615,983
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	557,204
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	500	473,988
Sustainability Bonds, 4.35%, 06/01/41	500	459,466
California State University, RB
Series B, 5.18%, 11/01/53	495	470,087
Series E, 2.90%, 11/01/51	375	263,346
California State University, Refunding RB
Series B, 3.90%, 11/01/47(a)	200	165,962
Series B, 2.98%, 11/01/51	835	561,637
Series B, 2.72%, 11/01/52(a)	470	309,654
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	469,816
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	584,720
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,025	1,082,224
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49(a)	595	486,135
Series A, (AGM), 3.92%, 01/15/53	110	84,127
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.00%, 06/01/46	70	63,474
Series A-1, 3.71%, 06/01/41(a)	910	707,539
Series A-1, 4.21%, 06/01/50(a)	210	157,518
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	903,402
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,578
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,404,441
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	186,214
Series N, 3.71%, 05/15/2120	1,400	880,726
Series Q, 4.56%, 05/15/53(a)	1,135	972,839
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	255	273,324
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	525,115
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	194,065
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49(a)	1,025	1,065,057
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	172,327
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,742,475
7.30%, 10/01/39	2,390	2,770,414
7.35%, 11/01/39	1,020	1,184,916
7.63%, 03/01/40	1,230	1,484,220
7.60%, 11/01/40	1,525	1,854,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California, Refunding GO
4.60%, 04/01/28(f)	$200	$ 203,411
5.88%, 10/01/41(a)	400	419,966
5.20%, 03/01/43	265	262,324
University of California, RB
Series AD, 4.86%, 05/15/2112	225	185,946
Series AQ, 4.77%, 05/15/2115	333	269,814
		27,983,684
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	25,544
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	449,753
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	125	147,619
		597,372
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	496,210
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	68,209
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	603,549
		1,167,968
Georgia — 0.1%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	989	1,068,794
6.66%, 04/01/57	802	857,044
7.06%, 04/01/57	148	164,585
		2,090,423
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	158,319
Illinois — 0.2%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(a)	250	219,306
Series C, Senior Lien, 4.57%, 01/01/54	100	85,723
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	982,787
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	380	422,366
Series B, 6.90%, 12/01/40	1,031	1,146,631
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	333	353,004
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	694,124
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	138,733
Series B, 3.59%, 01/01/43	320	277,717
Series B, 3.82%, 01/01/48	65	52,347
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	851,360
		5,224,098
Security	Par (000)	Value
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51(a)	$555	$ 405,419
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	63,632
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	495	503,620
Series A-4, 4.48%, 08/01/39(a)	1,460	1,412,404
		1,916,024
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	745,051
Sustainability Bonds, 5.94%, 05/31/57	180	180,506
		925,557
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	25	17,086
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39(a)	570	584,538
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	695,065
		1,296,689
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	891,859
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	244,607
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	910,540
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	40,069
Series A, 4.45%, 04/01/2122	1,547	1,204,921
Series B, 2.44%, 04/01/40	625	470,496
Series B, 2.56%, 04/01/50	663	415,706
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	498,251
		4,676,449
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	255,091
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	534,012
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	555	388,124
		922,136
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	91,181
Nevada — 0.0%
County of Clark Department of Aviation, ARB, Series C, 6.82%, 07/01/45	355	392,809
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,150,092

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	$1,020	$ 1,181,001
Series F, 7.41%, 01/01/40	1,505	1,787,905
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	563	372,512
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	283,880
		4,775,390
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37	400	390,597
Series D-2, 5.26%, 10/01/44	250	242,564
Series E-1, 5.56%, 10/01/45	195	194,427
Series E-1, 5.37%, 10/01/51	325	316,362
Series H, 5.94%, 02/01/55	275	285,392
Sustainability Bonds, 5.26%, 10/01/52(a)	780	744,517
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	100	102,880
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,400	1,309,275
City of New York, GO, BAB
5.52%, 10/01/37	400	410,641
Series F-1, 6.27%, 12/01/37	415	443,883
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	880	913,473
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	409,798
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	855	923,306
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	56,377
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41	1,125	1,124,694
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,114
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	214,731
6.01%, 06/15/42	490	505,798
5.44%, 06/15/43	125	120,080
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	610	624,466
Series F, 5.63%, 03/15/39	350	359,504
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	244,912
Series 20, 4.23%, 10/15/57	1,070	868,707
Series 215, 3.29%, 08/01/69	125	79,079
Series 225, 3.18%, 07/15/60	370	238,087
Series 229, 3.14%, 02/15/51	1,600	1,171,222
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,096,678
Series 168, 4.93%, 10/01/51	1,030	949,381
Series 181, 4.96%, 08/01/46	110	105,219
Series 182, 5.31%, 08/01/46	25	24,579
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62(a)	1,565	1,315,555
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	200	211,637
		16,022,935
Security	Par (000)	Value
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	$60	$ 40,928
Ohio — 0.1%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	618,666
Series B, 8.08%, 02/15/50	400	499,385
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(g)	395	336,971
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,760,201
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	115,746
		3,330,969
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	274,711
Series A-2, 4.62%, 06/01/44(a)	580	557,017
Series A-2, 4.85%, 02/01/45(a)	500	490,517
Series A-3, 5.09%, 02/01/52(a)	265	247,690
Series A-3, 4.71%, 05/01/52	115	104,701
		1,674,636
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	78,880
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	480,942
		559,822
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	236,309
Series A, 2.99%, 06/01/42	1,040	802,729
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	468,180
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	309,632
Series D, 2.84%, 09/01/50	95	63,653
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	605,255
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	70,132
		2,555,890
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	27,570
Texas — 0.6%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	1,505	1,423,919
City of Houston Texas, GOL, 3.96%, 03/01/47	105	89,716
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	168,987
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	1,155	1,187,614
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.47%, 02/01/45	85	85,999
Series A, 5.57%, 02/01/50(a)	415	415,181
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	424,467
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, RB, BAB (continued)
Series B, 6.00%, 12/01/44(a)	$450	$ 467,199
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	311,418
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	245	270,243
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	550	454,037
Series A, 4.51%, 11/01/51	190	165,587
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	109,431
Series A, 3.14%, 11/01/45	190	146,420
Series C, 3.09%, 11/01/40	1,065	875,751
Series C, 2.92%, 11/01/50(a)	720	509,014
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	1,025,596
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,256,784
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	637,634
State of Texas, GO, BAB
5.52%, 04/01/39	886	904,968
Series A, 4.68%, 04/01/40	1,000	962,213
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41	1,450	1,474,444
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	875	698,631
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	562,709
		14,627,962
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	287,962
Series A, 3.23%, 09/01/2119	55	31,112
Series U, 2.58%, 11/01/51	215	131,628
		450,702
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	465,036
Total Municipal Bonds — 3.8% (Cost: $104,838,687)		93,609,552
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	$1,050	$ 1,101,246
Total Preferred Securities — 0.0% (Cost: $1,091,880)		1,101,246
Total Long-Term Investments — 97.8% (Cost: $2,625,431,657)		2,429,189,257

	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(h)(i)(j)	181,350,453	181,441,128
Total Short-Term Securities — 7.3% (Cost: $181,377,296)		181,441,128
Total Investments — 105.1% (Cost: $2,806,808,953)		2,610,630,385
Liabilities in Excess of Other Assets — (5.1)%		(126,944,189)
Net Assets — 100.0%		$ 2,483,686,196

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 176,746,731	$ 4,694,499 (a)	$ —	$ 3,376	$ (3,478)	$ 181,441,128	181,350,453	$ 278,969 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,194,191,889	$ —	$ 2,194,191,889
Foreign Agency Obligations	—	140,286,570	—	140,286,570
Municipal Bonds	—	93,609,552	—	93,609,552
Preferred Securities
Capital Trust	—	1,101,246	—	1,101,246
Short-Term Securities
Money Market Funds	181,441,128	—	—	181,441,128
	$181,441,128	$2,429,189,257	$—	$2,610,630,385

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SOFR	Secured Overnight Financing Rate
Schedule of Investments